                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08839
                 ----------------------------------------------

                            STREETTRACKS SERIES TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for Service)                Copy to:

  James E. Ross                             Scott M. Zoltowski, Esq.
  President                                 Vice President and Counsel
  SSgA Funds Management Inc.                State Street Bank and Trust Company
  State Street Financial Center             State Street Financial Center
  One Lincoln Street                        One Lincoln Street
  Boston, MA 02111                          Boston, MA 02111



Registrant's telephone number, including area code:  (866) 787-2257
                                                     --------------

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 0.5%
Lockheed Martin Corp. ...............     10,003  $    610,583
                                                  ------------
AGRICULTURE -- 0.4%
Monsanto Co. ........................      7,600       476,900
                                                  ------------
AUTOMOBILES -- 0.3%
Harley-Davidson, Inc. ...............      8,513       412,370
                                                  ------------
BEVERAGES (NON-ALCOHOLIC) -- 4.6%
PepsiCo, Inc. .......................     48,060     2,725,483
The Coca-Cola Co. ...................     63,134     2,726,757
                                                  ------------
                                                     5,452,240
                                                  ------------
BIOTECHNOLOGY -- 2.8%
Amgen, Inc. (a)......................     36,267     2,889,392
Boston Scientific Corp. (a)..........     17,429       407,316
                                                  ------------
                                                     3,296,708
                                                  ------------
BROADCASTING (TV, RADIO & CABLE) -- 3.5%
Clear Channel Communications,
  Inc. ..............................     14,696       483,351
Comcast Corp. (Class A) (a)..........     35,899     1,054,711
Comcast Corp. (Class A) Special
  (a)................................     23,993       690,519
Liberty Global, Inc. (Class C) (a)...      6,326       162,895
Liberty Media Corp. (Class A) (a)....     76,200       613,410
News Corp. (Class A).................     56,089       874,428
News Corp. (Class B).................     16,171       266,822
                                                  ------------
                                                     4,146,136
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 2.4%
Corning, Inc. (a)....................     40,500       782,865
QUALCOMM, Inc. ......................     46,981     2,102,400
                                                  ------------
                                                     2,885,265
                                                  ------------
COMPUTERS & BUSINESS EQUIPMENT -- 0.2%
KLA-Tencor Corp. ....................      5,725       279,151
                                                  ------------
COMPUTERS (HARDWARE) -- 6.2%
Apple Computer, Inc. (a).............     23,334     1,250,936
Dell, Inc. (a).......................     62,483     2,136,918
International Business Machines
  Corp. .............................     46,009     3,690,842
Juniper Networks, Inc. (a)...........     15,862       377,357
                                                  ------------
                                                     7,456,053
                                                  ------------
COMPUTERS (NETWORKING) -- 3.3%
Accenture Ltd. Bermuda...............     13,146       334,697
Cisco Systems, Inc. (a)..............    187,878     3,368,652
Network Appliance, Inc. (a)..........     10,520       249,745
                                                  ------------
                                                     3,953,094
                                                  ------------
COMPUTERS (PERIPHERALS) -- 0.9%
EMC Corp. (a)........................     68,900       891,566
Lexmark International, Inc. (a)......      3,770       230,158
                                                  ------------
                                                     1,121,724
                                                  ------------
COMPUTER SOFTWARE/SERVICES -- 12.3%
Adobe Systems, Inc. .................     14,052       419,452
eBay, Inc. (a).......................     28,253     1,164,024
Electronic Arts, Inc. (a)............      8,454       480,948
Expedia, Inc. (a)....................      7,710       152,735
Google, Inc. (a).....................      5,072     1,605,085
IAC/InterActiveCorp (a)..............      7,710       195,448
Intuit, Inc. (a).....................      4,692       210,249
Microsoft Corp. .....................    274,300     7,057,739
Oracle Corp. (a).....................    113,700     1,408,743

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
Symantec Corp. (a)...................     33,974  $    769,851
Yahoo!, Inc. (a).....................     37,063     1,254,212
                                                  ------------
                                                    14,718,486
                                                  ------------
CONSUMER FINANCE -- 0.9%
Moody's Corp. .......................      7,379       376,919
SLM Corp. ...........................     11,994       643,358
                                                  ------------
                                                     1,020,277
                                                  ------------
DISTRIBUTORS (FOOD & HEALTH) -- 1.7%
Cardinal Health, Inc. ...............     12,320       781,581
McKesson Corp. ......................      7,900       374,855
Sysco Corp. .........................     18,155       569,522
Wm. Wrigley Jr., Co. ................      3,992       286,945
                                                  ------------
                                                     2,012,903
                                                  ------------
ELECTRONICS (SEMICONDUCTORS) -- 6.4%
Analog Devices, Inc. ................     10,919       405,532
Intel Corp. .........................    176,181     4,342,862
Linear Technology Corp. .............      8,729       328,123
Marvell Technology Group Ltd. (a)....      6,300       290,493
Maxim Integrated Products, Inc. .....      9,248       394,427
Texas Instruments, Inc. .............     48,600     1,647,540
Xilinx, Inc. ........................     10,158       282,900
                                                  ------------
                                                     7,691,877
                                                  ------------
ENTERTAINMENT -- 1.1%
Viacom, Inc. (Class A)...............      1,151        38,236
Viacom, Inc. (Class B)...............     39,690     1,310,167
                                                  ------------
                                                     1,348,403
                                                  ------------
EQUIPMENT (SEMICONDUCTORS) -- 0.7%
Applied Materials, Inc. .............     47,500       805,600
                                                  ------------
FINANCIAL (DIVERSIFIED) -- 2.1%
American Express Co. ................     31,466     1,807,407
Franklin Resources, Inc. ............      4,116       345,579
Legg Mason, Inc. ....................      3,000       329,070
                                                  ------------
                                                     2,482,056
                                                  ------------
FOODS -- 0.2%
The Hershey Co. .....................      5,000       281,550
                                                  ------------
FOOTWEAR -- 0.3%
NIKE, Inc. (Class B).................      5,077       414,689
                                                  ------------
GAMING, LOTTERY, & PARIMUTUEL -- 0.7%
Harrah's Entertainment, Inc. ........      5,200       338,988
International Game Technology........     10,162       274,374
Las Vegas Sands Corp. (a)............      3,500       115,185
MGM MIRAGE (a).......................      3,400       148,818
                                                  ------------
                                                       877,365
                                                  ------------
HEALTH CARE (DIVERSIFIED) -- 4.5%
Johnson & Johnson, Inc. .............     84,895     5,372,156
                                                  ------------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 2.6%
Alcon, Inc. .........................      2,256       288,497
Allergan, Inc. ......................      3,805       348,614
Biogen Idec, Inc. (a)................      9,601       379,048
Forest Laboratories, Inc. (a)........     10,187       396,987
Genentech, Inc. (a)..................     13,253     1,116,035
Gilead Sciences, Inc. (a)............     12,277       598,627
                                                  ------------
                                                     3,127,808
                                                  ------------

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
HEALTH CARE (MANAGED CARE) -- 2.5%
Medco Health Solutions, Inc. (a).....      8,600  $    471,538
St. Jude Medical, Inc. (a)...........     10,145       474,786
UnitedHealth Group, Inc. ............     36,098     2,028,708
                                                  ------------
                                                     2,975,032
                                                  ------------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 3.8%
Becton Dickinson & Co. ..............      6,954       364,598
Biomet, Inc. ........................      6,809       236,341
Genzyme Corp. (a)....................      7,139       511,438
Guidant Corp. .......................      9,288       639,850
Medtronic, Inc. .....................     34,529     1,851,445
Stryker Corp. .......................      8,149       402,805
Zimmer Holdings, Inc. (a)............      7,119       490,428
                                                  ------------
                                                     4,496,905
                                                  ------------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 4.4%
Colgate-Palmolive Co. ...............     14,964       789,950
The Clorox Co. ......................      4,475       248,541
The Procter & Gamble Co. ............     71,144     4,230,222
                                                  ------------
                                                     5,268,713
                                                  ------------
HOUSEWARES -- 0.3%
Fortune Brands, Inc. ................      4,230       344,026
                                                  ------------
INSURANCE (LIFE/HEALTH) -- 2.3%
Aetna, Inc. .........................      8,360       720,130
AFLAC, Inc. .........................     14,267       646,295
WellPoint, Inc. (a)..................     17,452     1,323,211
                                                  ------------
                                                     2,689,636
                                                  ------------
INSURANCE (PROPERTY/CASUALTY) -- 0.4%
The Progressive Corp. ...............      5,065       530,660
                                                  ------------
LEISURE TIME (PRODUCTS) -- 0.5%
Carnival Corp. ......................     12,161       607,807
                                                  ------------
LODGING (HOTELS) -- 0.6%
Marriott International, Inc. (Class
  A).................................      5,313       334,719
Starwood Hotels & Resorts Worldwide,
  Inc. ..............................      6,312       360,857
                                                  ------------
                                                       695,576
                                                  ------------
MANUFACTURING (DIVERSIFIED) -- 3.2%
3M Co. ..............................     20,155     1,478,571
Acco Brands Corp. (a)................          0             5
Danaher Corp. .......................      7,479       402,594
Illinois Tool Works, Inc. ...........      7,102       584,708
United Technologies Corp. ...........     26,923     1,395,688
                                                  ------------
                                                     3,861,566
                                                  ------------
METALS MINING -- 0.5%
Newmont Mining Corp. ................     11,902       561,417
                                                  ------------
OIL (INTERNATIONAL INTEGRATED) -- 1.2%
Schlumberger Ltd. ...................     16,761     1,414,293
                                                  ------------
OIL & GAS (DRILLING & EQUIPMENT) -- 2.2%
Baker Hughes, Inc. ..................      9,493       566,542
Halliburton Co. .....................     14,419       987,990
Transocean, Inc. (a).................      9,093       557,492
XTO Energy, Inc. ....................     10,031       454,605
                                                  ------------
                                                     2,566,629
                                                  ------------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.4%
EOG Resources, Inc. .................      6,800       509,320
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
PERSONAL CARE -- 1.6%
Avon Products, Inc. .................     13,413  $    362,151
The Gillette Co. ....................     25,740     1,498,068
                                                  ------------
                                                     1,860,219
                                                  ------------
PUBLISHING -- 0.4%
The McGraw-Hill Cos., Inc. ..........     10,844       520,946
                                                  ------------
REAL ESTATE INVESTMENT TRUST -- 0.4%
Simon Property Group, Inc. ..........      6,264       464,288
                                                  ------------
RESTAURANTS -- 0.8%
Starbucks Corp. (a)..................     11,335       567,883
Yum! Brands, Inc. ...................      8,273       400,496
                                                  ------------
                                                       968,379
                                                  ------------
RETAIL (BUILDING SUPPLIES) -- 3.0%
Lowe's Cos., Inc. ...................     20,022     1,289,417
The Home Depot, Inc. ................     61,234     2,335,465
                                                  ------------
                                                     3,624,882
                                                  ------------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.4%
Best Buy Co., Inc. ..................     11,290       491,454
                                                  ------------
RETAIL (DEPARTMENT STORES) -- 0.4%
Kohl's Corp. (a).....................      8,599       431,498
                                                  ------------
RETAIL (DISCOUNTERS) -- 0.5%
Costco Wholesale Corp. ..............     13,105       564,694
                                                  ------------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 4.0%
Sears Holdings Corp. (a).............      2,824       351,362
Target Corp. ........................     22,840     1,186,081
Wal-Mart Stores, Inc. ...............     73,681     3,228,702
                                                  ------------
                                                     4,766,145
                                                  ------------
RETAIL (SPECIALTY) -- 1.0%
Amazon.com, Inc. (a).................      8,631       390,984
Bed Bath & Beyond, Inc. (a)..........      8,772       352,459
Staples, Inc. .......................     21,546       459,361
                                                  ------------
                                                     1,202,804
                                                  ------------
RETAIL STORES (DRUG STORE) -- 2.2%
Caremark Rx, Inc. (a)................     12,995       648,840
CVS Corp. ...........................     23,000       667,230
Walgreen Co. ........................     29,177     1,267,741
                                                  ------------
                                                     2,583,811
                                                  ------------
SERVICES (ADVERTISING/MARKETING) -- 0.4%
Omnicom Group, Inc. .................      5,185       433,622
                                                  ------------
SERVICES (COMMERCIAL & CONSUMER) -- 0.2%
Apollo Group, Inc. (a)...............      4,371       290,191
                                                  ------------
SERVICES (DATA PROCESSING) -- 1.7%
Automatic Data Processing, Inc. .....     16,628       715,669
First Data Corp. ....................     22,377       895,080
Paychex, Inc. .......................      9,874       366,128
                                                  ------------
                                                     1,976,877
                                                  ------------
TEXTILES (APPAREL) -- 0.3%
Coach, Inc. (a)......................     10,800       338,688
                                                  ------------
TRUCKING -- 1.6%
FedEx Corp. .........................      8,006       697,563
United Parcel Service, Inc. (Class
  B).................................     17,656     1,220,559
                                                  ------------
                                                     1,918,122
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $113,707,612)................              119,201,594
                                                  ------------

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     ------      -----
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $248,737)...............    248,737  $    248,737
                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $113,956,349)................              119,450,331
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b)............                   26,177
                                                  ------------
NET ASSETS -- 100.0%.................             $119,476,508
                                                  ============

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
COMMON STOCKS -- 99.6%
AEROSPACE/DEFENSE -- 0.4%
Northrop Grumman Corp. .............       6,920  $    376,102
                                                  ------------
ALUMINUM -- 0.4%
Alcoa, Inc. ........................      18,099       441,978
                                                  ------------
AUTOMOBILES -- 0.6%
Ford Motor Co. .....................      36,476       359,653
General Motors Corp. ...............       8,916       272,919
                                                  ------------
                                                       632,572
                                                  ------------
BANKS (MAJOR REGIONAL) -- 6.4%
BB&T Corp. .........................      11,425       446,146
Comerica, Inc. .....................       3,567       210,096
Fifth Third Bancorp.................       9,800       359,954
KeyCorp.............................       8,474       273,287
M&T Bank Corp. .....................       1,700       179,707
Mellon Financial Corp. .............       8,815       281,816
National City Corp. ................      11,619       388,539
PNC Financial Services Group........       6,156       357,171
SunTrust Banks, Inc. ...............       7,447       517,194
The Bank of New York Co., Inc. .....      16,095       473,354
U.S. Bancorp........................      38,761     1,088,409
Wells Fargo & Co. ..................      35,131     2,057,623
                                                  ------------
                                                     6,633,296
                                                  ------------
BANKS (MONEY CENTER) -- 4.9%
Bank of America Corp. ..............      84,014     3,536,989
Wachovia Corp. .....................      33,012     1,571,041
                                                  ------------
                                                     5,108,030
                                                  ------------
BANKS (REGIONAL) -- 0.2%
North Fork Bancorp, Inc. ...........       9,292       236,946
                                                  ------------
BUILDING MATERIALS GROUP -- 0.3%
Masco Corp. ........................       9,268       284,342
                                                  ------------
CHEMICALS -- 1.6%
E. I. du Pont de Nemours & Co. .....      20,726       811,838
The Dow Chemical Co. ...............      19,823       826,024
                                                  ------------
                                                     1,637,862
                                                  ------------
CHEMICALS (DIVERSIFIED) -- 0.2%
PPG Industries, Inc. ...............       3,632       214,978
                                                  ------------
COMPUTERS (HARDWARE) -- 1.7%
Hewlett-Packard Co. ................      60,180     1,757,256
                                                  ------------
CONSUMER FINANCE -- 0.9%
Capital One Financial Corp. ........       5,100       405,552
MBNA Corp. .........................      23,432       577,364
                                                  ------------
                                                       982,916
                                                  ------------
ELECTRIC COMPANIES -- 5.4%
AES Corp.(a)........................      13,722       225,453
American Electric Power Co.,
  Inc. .............................       8,223       326,453
Consolidated Edison, Inc. ..........       5,000       242,750
Dominion Resources, Inc. ...........       7,037       606,167
Duke Energy Corp. ..................      18,435       537,749
Edison International................       6,319       298,762
Entergy Corp. ......................       4,356       323,738
Exelon Corp. .......................      13,735       733,999
FirstEnergy Corp. ..................       6,885       358,846
FPL Group, Inc. ....................       7,620       362,712
PG&E Corp. .........................       7,662       300,734
PPL Corp. ..........................       7,900       255,407

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
Progress Energy, Inc. ..............       5,075  $    227,106
Public Service Enterprise Group,
  Inc. .............................       4,912       316,136
The Southern Co. ...................      15,463       552,957
                                                  ------------
                                                     5,668,969
                                                  ------------
ELECTRONICS (DEFENSE) -- 0.3%
Raytheon Co. .......................       9,366       356,095
                                                  ------------
ENTERTAINMENT -- 1.6%
Time Warner, Inc. ..................      91,638     1,659,564
                                                  ------------
FINANCIAL (DIVERSIFIED) -- 11.0%
Citigroup, Inc. ....................     108,175     4,924,126
Countrywide Financial Corp. ........      12,352       407,369
Equity Office Properties Trust......       8,637       282,516
Fannie Mae..........................      20,100       900,882
Freddie Mac.........................      14,309       807,886
JPMorgan Chase & Co. ...............      73,154     2,482,115
Morgan Stanley......................      20,559     1,108,952
Regions Financial Corp. ............       9,781       304,385
The Bear Stearns Cos., Inc. ........       2,238       245,621
                                                  ------------
                                                    11,463,852
                                                  ------------
FOODS -- 1.8%
Archer-Daniels-Midland Co. .........      12,421       306,302
Campbell Soup Co. ..................       5,392       160,412
ConAgra Foods, Inc. ................      11,152       276,012
General Mills, Inc. ................       7,337       353,643
H.J. Heinz Co. .....................       7,420       271,127
Kraft Foods, Inc. ..................       5,502       168,306
Sara Lee Corp. .....................      16,376       310,325
                                                  ------------
                                                     1,846,127
                                                  ------------
HEALTH CARE (DIVERSIFIED) -- 2.3%
Abbott Laboratories.................      32,331     1,370,834
Bristol-Myers Squibb Co. ...........      40,593       976,668
                                                  ------------
                                                     2,347,502
                                                  ------------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 6.1%
Merck & Co., Inc. ..................      45,749     1,244,830
Pfizer, Inc. .......................     154,600     3,860,362
Wyeth...............................      27,725     1,282,836
                                                  ------------
                                                     6,388,028
                                                  ------------
HOMEBUILDING -- 0.4%
D.R. Horton, Inc. ..................       5,700       206,454
Pulte Homes, Inc. ..................       4,400       188,848
                                                  ------------
                                                       395,302
                                                  ------------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.6%
Kimberly-Clark Corp. ...............      10,000       595,300
                                                  ------------
INSURANCE BROKERS -- 0.3%
Marsh & McLennan Cos., Inc. ........      11,088       336,964
                                                  ------------
INSURANCE (LIFE/HEALTH) -- 1.0%
CIGNA Corp. ........................       2,733       322,112
MetLife, Inc. ......................       8,522       424,651
The Principal Financial Group,
  Inc. .............................       6,233       295,257
                                                  ------------
                                                     1,042,020
                                                  ------------
INSURANCE (MULTI-LINE) -- 4.2%
American International Group,
  Inc. .............................      47,400     2,936,904
Loews Corp. ........................       2,648       244,702
Prudential Financial, Inc. .........      10,784       728,567
The Hartford Financial Services
  Group, Inc. ......................       6,102       470,891
                                                  ------------
                                                     4,381,064
                                                  ------------

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
INSURANCE (PROPERTY/CASUALTY) -- 2.2%
ACE Ltd. ...........................       5,987  $    281,808
The Allstate Corp. .................      14,014       774,834
The Chubb Corp. ....................       4,037       361,513
The St. Paul Travelers Cos.,
  Inc. .............................      13,917       624,456
XL Capital Ltd. (Class A)...........       2,938       199,872
                                                  ------------
                                                     2,242,483
                                                  ------------
INVESTMENT BANKING/BROKERAGE -- 2.7%
Lehman Brothers Holdings, Inc. .....       5,694       663,237
Merrill Lynch & Co., Inc. ..........      17,699     1,085,834
The Goldman Sachs Group, Inc. ......       8,516     1,035,375
                                                  ------------
                                                     2,784,446
                                                  ------------
LEISURE TIME (PRODUCTS) -- 0.1%
Mattel, Inc. .......................       8,805       146,867
                                                  ------------
MACHINERY (DIVERSIFIED) -- 0.3%
Deere & Co. ........................       5,100       312,120
                                                  ------------
MANUFACTURING (DIVERSIFIED) -- 9.3%
General Electric Co. ...............     220,522     7,424,976
Honeywell International, Inc. ......      16,190       607,125
Ingersoll-Rand Co. Ltd. (Class A)...       7,018       268,298
Johnson Controls, Inc. .............       4,001       248,262
Tyco International Ltd. ............      42,073     1,171,733
                                                  ------------
                                                     9,720,394
                                                  ------------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
Pitney Bowes, Inc. .................       4,923       205,486
                                                  ------------
OIL (DOMESTIC INTEGRATED) -- 1.7%
Apache Corp. .......................       6,851       515,332
Marathon Oil Corp. .................       7,686       529,796
Occidental Petroleum Corp. .........       8,236       703,602
                                                  ------------
                                                     1,748,730
                                                  ------------
OIL (INTERNATIONAL INTEGRATED) -- 12.8%
ChevronTexaco Corp. ................      46,812     3,030,137
ConocoPhillips......................      26,314     1,839,612
Exxon Mobil Corp. ..................     132,340     8,408,883
                                                  ------------
                                                    13,278,632
                                                  ------------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.2%
Anadarko Petroleum Corp. ...........       4,679       448,014
Devon Energy Corp. .................       9,265       635,950
Kerr-McGee Corp. ...................       2,153       209,078
                                                  ------------
                                                     1,293,042
                                                  ------------
OIL & GAS (REFINING & MARKETING) -- 0.7%
Valero Energy Corp. ................       6,409       724,602
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.6%
International Paper Co. ............      10,122       301,636
Weyerhaeuser Co. ...................       4,927       338,731
                                                  ------------
                                                       640,367
                                                  ------------
PHOTOGRAPHY/IMAGING -- 0.4%
Eastman Kodak Co. ..................       6,137       149,313
Xerox Corp. (a).....................      20,220       276,003
                                                  ------------
                                                       425,316
                                                  ------------
PUBLISHING (NEWSPAPERS) -- 0.5%
Gannett Co., Inc. ..................       5,200       357,916
Tribune Co. ........................       4,300       145,727
                                                  ------------
                                                       503,643
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
RAILROADS -- 0.8%
Burlington Northern Santa Fe
  Corp. ............................       7,791  $    465,902
Union Pacific Corp. ................       5,511       395,139
                                                  ------------
                                                       861,041
                                                  ------------
RESTAURANTS -- 0.9%
McDonald's Corp. ...................      26,282       880,184
                                                  ------------
RETAIL (DEPARTMENT STORES) -- 0.4%
Federated Department Stores, Inc.
  (a)...............................       5,500       367,785
                                                  ------------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.1%
Limited Brands, Inc. ...............       7,246       148,036
                                                  ------------
RETAIL STORES (FOOD CHAINS) -- 0.7%
Albertson's, Inc. ..................       6,703       171,932
Safeway, Inc. ......................       9,436       241,562
The Kroger Co. (a)..................      15,105       311,012
                                                  ------------
                                                       724,506
                                                  ------------
SAVINGS & LOAN COMPANIES -- 0.8%
Washington Mutual, Inc. ............      20,725       812,835
                                                  ------------
SERVICES (COMMERCIAL & CONSUMER) -- 0.4%
Cendant Corp. ......................      21,863       451,252
                                                  ------------
TELEPHONE -- 5.4%
ALLTEL Corp. .......................       7,426       483,507
AT&T Corp. .........................      16,943       335,471
BellSouth Corp. ....................      38,044     1,000,557
Lucent Technologies, Inc. (a).......      91,338       296,849
SBC Communications, Inc. ...........      68,675     1,646,140
Verizon Communications, Inc. .......      57,490     1,879,348
                                                  ------------
                                                     5,641,872
                                                  ------------
TELEPHONE (LONG DISTANCE) -- 1.3%
Sprint Nextel Corp. ................      58,414     1,389,085
                                                  ------------
TOBACCO -- 3.2%
Altria Group, Inc. .................      43,039     3,172,405
Reynolds American, Inc. ............       1,806       149,934
                                                  ------------
                                                     3,322,339
                                                  ------------
WASTE MANAGEMENT -- 0.3%
Waste Management, Inc. .............      11,805       337,741
                                                  ------------
TOTAL COMMON STOCKS -- (Cost
  $101,130,387).....................               103,749,869
                                                  ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $353,602)........     353,602       353,602
                                                  ------------
TOTAL INVESTMENTS -- 99.9% (Cost
  $101,483,989).....................               104,103,471
OTHER ASSETS AND
  LIABILITIES -- 0.1%...............                    65,360
                                                  ------------
NET ASSETS -- 100.0%................              $104,168,831
                                                  ============

(a) Non-income producing security

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 1.4%
Alliant Techsystems, Inc. (a)..........     4,345  $   324,354
Armor Holdings, Inc. (a)...............     3,700      159,137
Curtiss-Wright Corp. ..................     2,500      154,275
DRS Technologies, Inc. ................     2,900      143,144
                                                   -----------
                                                       780,910
                                                   -----------
AIR FREIGHT -- 0.2%
EGL, Inc. (a)..........................     5,100      138,465
                                                   -----------
BANKS (REGIONAL) -- 2.7%
Bank of Hawaii Corp. ..................     6,100      300,242
Cathay General Bancorp.................     4,983      176,697
Cullen/Frost Bankers, Inc. ............     5,933      292,734
East West Bancorp, Inc. ...............     5,804      197,568
Park National Corp. ...................     1,368      148,114
UCBH Holdings, Inc. ...................    10,486      192,104
Westamerica Bancorp....................     3,574      184,597
                                                   -----------
                                                     1,492,056
                                                   -----------
BIOTECHNOLOGY -- 2.7%
Alexion Pharmaceuticals, Inc. (a)......     3,535       97,849
Biosite, Inc. (a)......................     1,971      121,926
CV Therapeutics, Inc. (a)..............     5,009      133,991
Haemonetics Corp. (a)..................     2,898      137,742
Martek Biosciences Corp. (a)...........     3,490      122,603
Myriad Genetics, Inc. (a)..............     3,426       74,892
NPS Pharmaceuticals, Inc. (a)..........     5,346       54,048
Onyx Pharmaceuticals, Inc. (a).........     3,701       92,451
Protein Design Labs, Inc. (a)..........    12,087      338,436
Techne Corp. (a).......................     4,108      234,074
Telik, Inc. (a)........................     5,775       94,479
                                                   -----------
                                                     1,502,491
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.2%
Entercom Communications Corp. (a)......     4,400      138,996
                                                   -----------
BUILDING MATERIALS GROUP -- 1.6%
Eagle Materials, Inc. .................     2,101      249,328
ElkCorp................................     2,200       78,694
Simpson Manufacturing Co., Inc. .......     4,300      168,302
Texas Industries, Inc. ................     2,600      141,440
USG Corp. (a)..........................     3,700      254,264
                                                   -----------
                                                       892,028
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.4%
InterDigital Communications Corp.
  (a)..................................     6,109      119,981
United States Cellular Corp. (a).......     1,736       92,737
                                                   -----------
                                                       212,718
                                                   -----------
CHEMICALS (SPECIALTY) -- 1.3%
Cabot Microelectronics Corp. (a).......     2,784       81,794
Cytec Industries, Inc. ................     4,301      186,577
MacDermid, Inc. .......................     2,865       75,235
Minerals Technologies, Inc. ...........     2,353      134,615
Valspar Corp. .........................    10,764      240,683
                                                   -----------
                                                       718,904
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.2%
Anixter International, Inc. ...........     3,700      149,221
Avid Technology, Inc. (a)..............     4,776      197,726
Plantronics, Inc. .....................     5,496      169,332
Tekelec (a)............................     7,245      151,783
                                                   -----------
                                                       668,062
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.3%
Kronos, Inc. (a).......................     3,511  $   156,731
                                                   -----------
COMPUTERS (HARDWARE) -- 0.4%
Hutchinson Technology, Inc. (a)........     2,900       75,748
National Instruments Corp. ............     6,045      148,949
                                                   -----------
                                                       224,697
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.3%
MICROS Systems, Inc. (a)...............     4,322      189,087
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 4.2%
Akamai Technologies, Inc. (a)..........    15,130      241,324
Anteon International Corp. (a).........     3,800      162,488
CNET Networks, Inc. (a)................    15,300      207,621
eResearch Technology, Inc. (a).........     4,701       66,707
F5 Networks, Inc. (a)..................     4,267      185,487
Hyperion Solutions Corp. (a)...........     4,459      216,930
IDX Systems Corp. (a)..................     2,530      109,245
InfoSpace, Inc. (a)....................     3,200       76,384
Intergraph Corp. (a)...................     3,300      147,543
Macromedia, Inc. (a)...................     8,351      339,635
Mercury Computer System, Inc. (a)......     2,335       61,294
Packeteer, Inc. (a)....................     3,873       48,606
SRA International, Inc. (Class A)
  (a)..................................     4,100      145,468
Take-Two Interactive Software, Inc.
  (a)..................................     8,043      177,670
THQ, Inc. (a)..........................     7,200      153,504
                                                   -----------
                                                     2,339,906
                                                   -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.4%
Fossil, Inc. (a).......................     4,327       78,708
Lancaster Colony Corp. ................     3,198      137,514
                                                   -----------
                                                       216,222
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.6%
Priority Healthcare Corp. (Class B)
  (a)..................................     4,287      119,436
SCP Pool Corp. ........................     6,074      212,165
                                                   -----------
                                                       331,601
                                                   -----------
ELECTRICAL EQUIPMENT -- 1.4%
Avocent Corp. (a)......................     5,659      179,051
Benchmark Electronics, Inc. (a)........     4,297      129,425
Black Box Corp. .......................     1,958       82,158
EMCOR Group, Inc. (a)..................     1,709      101,344
Littelfuse, Inc. (a)...................     2,499       70,297
Thomas & Betts Corp. (a)...............     6,800      233,988
                                                   -----------
                                                       796,263
                                                   -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.7%
Taser International, Inc. (a)..........     6,600       40,722
Tech Data Corp. (a)....................     6,700      245,957
Varian, Inc. (a).......................     3,742      128,425
                                                   -----------
                                                       415,104
                                                   -----------
ELECTRONICS (DEFENSE) -- 0.3%
Engineered Support Systems, Inc. ......     4,791      196,623
                                                   -----------
ELECTRONICS (INSTRUMENT) -- 0.8%
FLIR Systems, Inc. (a).................     7,836      231,789
Trimble Navigation Ltd. (a)............     6,151      207,227
                                                   -----------
                                                       439,016
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 1.7%
Cree, Inc. (a).........................     8,465      211,794
Microsemi Corp. (a)....................     6,800      173,672
OmniVision Technologies, Inc. (a)......     6,245       78,812

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
Power Integrations, Inc. (a)...........     3,477  $    75,625
Silicon Image, Inc. (a)................     8,342       74,160
Silicon Laboratories, Inc. (a).........     4,661      141,648
Varian Semiconductor Equipment
  Associates, Inc. (a).................     4,136      175,242
                                                   -----------
                                                       930,953
                                                   -----------
ENGINEERING & CONSTRUCTION -- 0.4%
McDermott International, Inc. (a)......     6,800      248,948
                                                   -----------
ENTERTAINMENT -- 0.3%
DreamWorks Animation SKG, Inc. (a).....     5,100      141,066
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.9%
ATMI, Inc. (a).........................     4,328      134,168
Cymer, Inc. (a)........................     4,291      134,394
Donaldson Co., Inc. ...................     8,298      253,338
                                                   -----------
                                                       521,900
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 1.5%
Commercial Capital Bancorp, Inc. ......     5,500       93,500
Nasdaq Stock Market, Inc. (a)..........     6,800      172,380
Navigant Consulting, Inc. (a)..........     5,600      107,296
SVB Financial Group (a)................     4,020      195,533
Webster Financial Corp. ...............     6,096      274,076
                                                   -----------
                                                       842,785
                                                   -----------
FOODS -- 0.7%
Flowers Foods, Inc. ...................     6,450      175,956
Ralcorp Holdings, Inc. (a).............     3,301      138,378
Tootsie Roll Industries, Inc. .........     2,595       82,391
                                                   -----------
                                                       396,725
                                                   -----------
FOOTWEAR -- 1.0%
Reebok International Ltd. .............     5,672      320,865
The Timberland Co. (Class A) (a).......     6,360      214,841
                                                   -----------
                                                       535,706
                                                   -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.7%
Argosy Gaming Co. (a)..................     3,200      150,368
Scientific Games Corp. (a).............     7,445      230,795
                                                   -----------
                                                       381,163
                                                   -----------
HARDWARE & TOOLS -- 0.4%
The Scotts Co. (Class A)...............     2,533      222,727
                                                   -----------
HEALTH CARE (DIVERSIFIED) -- 0.4%
AMERIGROUP Corp. (a)...................     5,713      109,232
Chemed Corp. ..........................     2,876      124,646
                                                   -----------
                                                       233,878
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 2.8%
Covance, Inc. (a)......................     7,200      345,528
INAMED Corp. (a).......................     4,038      305,596
Medicis Pharmaceutical Corp. (Class
  A)...................................     6,389      208,026
Nektar Therapeutics (a)................     9,779      165,754
Neurocrine Biosciences, Inc. (a).......     4,142      203,745
Par Pharmaceutical Cos., Inc. (a)......     3,791      100,917
Taro Pharmaceutical Industries Ltd.
  (a)..................................     2,725       70,114
United Therapeutics Corp. (a)..........     2,554      178,269
                                                   -----------
                                                     1,577,949
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.8%
LifePoint Hospitals, Inc. (a)..........     5,847  $   255,689
United Surgical Partners International,
  Inc. (a).............................     5,000      195,550
                                                   -----------
                                                       451,239
                                                   -----------
HEATLH CARE (LONG TERM CARE) -- 0.3%
Apria Healthcare Group, Inc. (a).......     5,770      184,121
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 7.8%
Advanced Medical Optics, Inc. (a)......     7,436      282,196
American Medical Systems Holdings, Inc.
  (a)..................................     7,300      147,095
ArthroCare Corp. (a)...................     2,840      114,225
Bio Rad Laboratories, Inc. (a).........     1,845      101,457
Cyberonics, Inc. (a)...................     2,419       72,183
Diagnostic Products Corp. .............     2,611      137,678
Edwards Lifesciences Corp. (a).........     6,801      302,033
IDEXX Laboratories, Inc. (a)...........     3,848      257,354
Immucor Corp. (a)......................     5,000      137,200
Intuitive Surgical, Inc. (a)...........     3,900      285,831
Invacare Corp. ........................     3,501      145,887
Kyphon, Inc. (a).......................     4,200      184,548
Mentor Corp. ..........................     4,200      231,042
MGI Pharma, Inc. (a)...................     8,014      186,806
Millipore Corp. (a)....................     5,694      358,096
PolyMedica Corp. ......................     2,807       98,077
ResMed, Inc. (a).......................     3,839      305,776
Respironics, Inc. (a)..................     8,974      378,523
STERIS Corp. ..........................     7,941      188,916
Sybron Dental Specialties, Inc. (a)....     4,504      187,276
The Medicines Co. (a)..................     5,235      120,457
Ventana Medical Systems, Inc. (a)......     3,700      140,859
                                                   -----------
                                                     4,363,515
                                                   -----------
HEALTH CARE (SPECIAL SERVICES) -- 1.8%
American Healthways, Inc. (a)..........     3,800      161,120
Centene Corp. (a)......................     4,800      120,144
Cerner Corp. (a).......................     3,207      278,785
FuelCell Energy, Inc. (a)..............     5,203       57,077
Pediatrix Medical Group, Inc. (a)......     2,526      194,047
Sierra Health Services, Inc. (a).......     3,000      206,610
                                                   -----------
                                                     1,017,783
                                                   -----------
HOMEBUILDING -- 1.2%
Beazer Homes USA, Inc. ................     4,505      264,308
Meritage Homes Corp. (a)...............     2,600      199,316
Walter Industries, Inc. ...............     4,500      220,140
                                                   -----------
                                                       683,764
                                                   -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.6%
HNI Corp. .............................     5,360      322,779
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.5%
Church & Dwight Co., Inc. .............     7,254      267,963
                                                   -----------
INSURANCE BROKERS -- 0.2%
Hilb Rogal and Hobbs Co. ..............     3,711      138,495
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 0.8%
Delphi Financial Group, Inc. (Class
  A)...................................     3,100      145,080
StanCorp Financial Group, Inc. ........     3,306      278,365
                                                   -----------
                                                       423,445
                                                   -----------
INSURANCE (MULTI-LINE) -- 0.6%
HCC Insurance Holdings, Inc. ..........    11,850      338,080
                                                   -----------

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
INSURANCE (PROPERTY/CASUALTY) -- 1.0%
Philadelphia Consolidated Holding Corp.
  (a)..................................     2,162  $   183,554
Selective Insurance Group, Inc. .......     3,200      156,480
The Commerce Group, Inc. ..............     3,500      203,070
                                                   -----------
                                                       543,104
                                                   -----------
INVESTMENT BANKING/BROKERAGE -- 0.4%
Jefferies Group, Inc. .................     5,644      245,796
                                                   -----------
INVESTMENT MANAGEMENT -- 0.5%
Affiliated Managers Group, Inc. (a)....     3,857      279,324
                                                   -----------
LEISURE TIME (PRODUCTS) -- 0.9%
International Speedway Corp. (Class
  A)...................................     3,254      170,737
Polaris Industries, Inc. ..............     4,930      244,282
Winnebago Industries, Inc. ............     3,863      111,911
                                                   -----------
                                                       526,930
                                                   -----------
LODGING (HOTELS) -- 0.4%
Gaylord Entertainment Co. (a)..........     4,500      214,425
                                                   -----------
MACHINERY (DIVERSIFIED) -- 3.7%
Dade Behring Holdings, Inc. ...........    10,262      376,205
Graco, Inc. ...........................     7,891      270,504
IDEX Corp. ............................     5,660      240,833
JLG Industries, Inc. ..................     5,900      215,881
Joy Global, Inc. ......................     8,900      449,094
MSC Industrial Direct Co., Inc. (Class
  A)...................................     5,160      171,157
The Manitowoc Co., Inc. ...............     3,400      170,850
The Toro Co. ..........................     4,924      181,006
                                                   -----------
                                                     2,075,530
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 4.5%
Actuant Corp. .........................     3,011      140,915
AMETEK, Inc. ..........................     7,847      337,186
AptarGroup, Inc. ......................     3,856      192,067
Carlisle Cos., Inc. ...................     3,513      223,321
CLARCOR, Inc. .........................     5,930      170,310
ESCO Technologies, Inc. (a)............     3,000      150,210
Gen Probe, Inc. (a)....................     5,677      280,728
Harsco Corp. ..........................     4,708      308,703
Matthews International Corp. ..........     3,758      142,015
Photon Dynamics, Inc. (a)..............     1,987       38,051
Terex Corp. (a)........................     5,600      276,808
The Brink's Co. .......................     6,500      266,890
                                                   -----------
                                                     2,527,204
                                                   -----------
MANUFACTURING (SPECIALIZED) -- 1.9%
Albany International Corp. (Class A)...     3,300      121,671
Cognex Corp. ..........................     4,459      134,082
Dionex Corp. (a).......................     2,392      129,766
Nordson Corp. .........................     2,900      110,287
Teleflex, Inc. ........................     4,129      291,095
York International Corp. ..............     4,800      269,136
                                                   -----------
                                                     1,056,037
                                                   -----------
METAL FABRICATORS -- 0.7%
Kennametal, Inc. ......................     4,158      203,908
Quanex Corp. ..........................     2,800      185,416
                                                   -----------
                                                       389,324
                                                   -----------
METALS MINING -- 0.8%
Massey Energy Co. .....................     8,700      444,309
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 1.3%
Energen Corp. .........................     7,600  $   328,776
Western Gas Resources, Inc. ...........     7,368      377,463
                                                   -----------
                                                       706,239
                                                   -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.3%
United Stationers, Inc. (a)............     3,823      182,969
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 2.8%
Atwood Oceanics, Inc. (a)..............     1,497      126,062
FMC Technologies, Inc. (a).............     7,832      329,806
Helmerich & Payne, Inc. ...............     5,322      321,396
Lone Star Technologies, Inc. (a).......     3,300      183,447
Oceaneering International, Inc. (a)....     2,880      153,821
SEACOR Holdings, Inc. (a)..............     2,180      158,224
Todco (Class A)........................     7,000      291,970
                                                   -----------
                                                     1,564,726
                                                   -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 5.0%
Cabot Oil & Gas Corp. .................     5,550      280,330
Cal Dive International, Inc. (a).......     4,100      259,981
Cheniere Energy, Inc. (a)..............     5,900      244,024
Denbury Resources, Inc. (a)............     6,300      317,772
Encore Acquisition Co. (a).............     5,400      209,790
Plains Exploration & Production Co.
  (a)..................................     8,900      381,098
Range Resources Corp. .................     9,800      378,378
St. Mary Land & Exploration Co. .......     6,600      241,560
The Houston Exploration Co. (a)........     3,236      217,621
Unit Corp. (a).........................     4,406      243,564
                                                   -----------
                                                     2,774,118
                                                   -----------
PAPER & FOREST PRODUCTS -- 0.9%
Potlatch Corp. ........................     3,400      177,208
Rayonier, Inc. ........................     5,716      329,356
                                                   -----------
                                                       506,564
                                                   -----------
PERSONAL CARE -- 0.3%
NBTY, Inc. (a).........................     6,954      163,419
                                                   -----------
POWER PRODUCERS (INDEPENDENT) -- 0.3%
Headwaters, Inc. (a)...................     4,800      179,520
                                                   -----------
PUBLISHING -- 1.0%
John Wiley & Sons, Inc. (Class A)
  (a)..................................     4,817      201,062
Meredith Corp. ........................     4,547      226,850
Scholastic Corp. (a)...................     3,272      120,933
                                                   -----------
                                                       548,845
                                                   -----------
PUBLISHING (NEWSPAPERS) -- 0.8%
Lee Enterprises, Inc. .................     4,356      185,043
McClatchy Co. .........................     2,297      149,833
Media General, Inc. ...................     2,377      137,890
                                                   -----------
                                                       472,766
                                                   -----------
REAL ESTATE INVESTMENT TRUST -- 3.6%
Alexandria Real Estate Equities,
  Inc. ................................     2,414      199,614
CBL & Associates Properties, Inc. .....     6,840      280,371
CenterPoint Properties Corp. ..........     5,474      245,235
Equity Lifestyle Properties, Inc. .....     2,400      108,000
Essex Property Trust, Inc. ............     2,396      215,640
Jones Lang Lasalle, Inc. ..............     3,400      156,604
Pan Pacific Retail Properties, Inc. ...     4,600      303,140
SL Green Realty Corp. .................     4,600      313,628
Taubman Centers, Inc. .................     5,400      171,180
                                                   -----------
                                                     1,993,412
                                                   -----------

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
RESTAURANTS -- 2.7%
Applebee's International, Inc. ........     9,152  $   189,355
CBRL Group, Inc. ......................     5,623      189,270
CEC Entertainment, Inc. (a)............     4,240      134,663
IHOP Corp. ............................     2,300       93,702
Jack in the Box, Inc. (a)..............     4,200      125,622
P F Chang's China Bistro, Inc. (a).....     2,711      121,534
Papa John's International, Inc. (a)....     1,311       65,707
Ruby Tuesday, Inc. ....................     7,153      155,649
Sonic Corp. (a)........................     6,791      185,734
The Cheesecake Factory, Inc. (a).......     8,847      276,380
                                                   -----------
                                                     1,537,616
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 1.4%
Aeropostale, Inc. (a)..................     6,222      132,217
Cost Plus, Inc. (a)....................     2,418       43,887
Stein Mart, Inc. ......................     3,000       60,900
The Neiman Marcus Group, Inc. .........     3,404      340,230
Tractor Supply Co. (a).................     3,992      182,235
                                                   -----------
                                                       759,469
                                                   -----------
RETAIL (DISCOUNTERS) -- 0.2%
Tuesday Morning Corp. .................     3,360       86,923
                                                   -----------
RETAIL (SPECIALTY) -- 1.1%
Barnes & Noble, Inc. ..................     6,389      240,865
Dick's Sporting Goods, Inc. (a)........     3,800      114,418
Guitar Center, Inc. (a)................     2,859      157,845
The Yankee Candle, Inc. ...............     5,201      127,425
                                                   -----------
                                                       640,553
                                                   -----------
RETAIL (SPECIALTY APPAREL) -- 1.1%
AnnTaylor Stores Corp. (a).............     8,338      221,374
Pacific Sunwear of California, Inc.
  (a)..................................     8,849      189,722
The Children's Place Retail Stores,
  Inc. (a).............................     1,548       55,171
The Men's Wearhouse, Inc. (a)..........     5,600      149,520
                                                   -----------
                                                       615,787
                                                   -----------
RETAIL STORES (FOOD CHAINS) -- 0.3%
Panera Bread Co. (a)...................     3,217      164,646
                                                   -----------
SAVINGS & LOAN COMPANIES -- 0.7%
Downey Financial Corp. ................     2,324      141,531
FirstFed Financial Corp. (a)...........     1,885      101,432
Harbor Florida Bancshares, Inc. .......     2,400       87,048
PFF Bancorp, Inc. .....................     2,503       75,741
                                                   -----------
                                                       405,752
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 0.9%
ADVO, Inc. ............................     3,425      107,168
FTI Consulting, Inc. (a)...............     4,785      120,869
Hudson Highland Group, Inc. (a)........     2,696       67,319
R.H. Donnelley Corp. (a)...............     3,526      223,055
                                                   -----------
                                                       518,411
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 6.3%
Arbitron, Inc. ........................     3,495      139,241
Banta Corp. ...........................     2,805      142,746
Copart, Inc. (a).......................     7,668      183,035
Corinthian Colleges, Inc. (a)..........    10,500      139,335
Corrections Corporation of America
  (a)..................................     4,500      178,650
Education Management Corp. (a).........     7,753      249,957
G & K Services, Inc. ..................     2,148       84,610

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
Hewitt Associates, Inc. (a)............     4,644  $   126,688
Imagistics International, Inc. (a).....     1,822       76,251
ITT Educational Services, Inc. (a).....     5,261      259,630
Jarden Corp. (a).......................     3,550      145,799
Laureate Education, Inc. (a)...........     5,186      253,958
Netflix, Inc. (a)......................     3,176       82,544
PHH Corp. (a)..........................     6,100      167,506
Regis Corp. ...........................     5,089      192,466
Resources Connection, Inc. (a).........     5,300      157,039
Spectrum Brands Corp. (a)..............     3,900       91,845
Strayer Education, Inc. ...............     1,663      157,187
Sunrise Assisted Living, Inc. (a)......     2,051      136,884
VCA Antech, Inc. (a)...................     9,400      239,888
Washington Group International, Inc.
  (a)..................................     3,000      161,670
Websense, Inc. (a).....................     2,600      133,146
                                                   -----------
                                                     3,500,075
                                                   -----------
SERVICES (COMPUTER SYSTEMS) -- 0.6%
CACI International, Inc. (a)...........     3,301      200,041
Digital River, Inc. (a)................     3,971      138,389
                                                   -----------
                                                       338,430
                                                   -----------
SERVICES (DATA PROCESSING) -- 0.6%
Global Payments, Inc. .................     4,323      335,984
                                                   -----------
SHIPPING -- 0.8%
Alexander & Baldwin, Inc. .............     5,000      266,200
Overseas Shipholding Group, Inc. ......     3,100      180,823
                                                   -----------
                                                       447,023
                                                   -----------
STEEL -- 1.7%
Carpenter Technology Corp. ............     2,500      146,525
Chaparral Steel Co. (a)................     2,600       65,572
Cleveland-Cliffs, Inc. ................     2,479      215,946
Maverick Tube Corp. (a)................     4,900      147,000
Reliance Steel & Aluminum Co. .........     3,300      174,669
Steel Dynamics, Inc. ..................     5,200      176,592
                                                   -----------
                                                       926,304
                                                   -----------
TEXTILES (APPAREL) -- 1.2%
Phillips-Van Heusen Corp. .............     4,300      133,386
Polo Ralph Lauren Corp. ...............     7,000      352,100
Quiksilver, Inc. (a)...................    13,500      195,075
                                                   -----------
                                                       680,561
                                                   -----------
TRUCKING -- 1.0%
Landstar Systems, Inc. ................     6,918      276,928
Yellow Roadway Corp. (a)...............     6,200      256,804
                                                   -----------
                                                       533,732
                                                   -----------
TRUCKS & PARTS -- 0.7%
Oshkosh Truck Corp. ...................     8,430      363,839
Proliance International, Inc. (a)......     2,000       10,960
                                                   -----------
                                                       374,799
                                                   -----------
WASTE MANAGEMENT -- 0.9%
Stericycle, Inc. (a)...................     5,188      296,494
Waste Connections, Inc. (a)............     5,512      193,361
                                                   -----------
                                                       489,855
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $47,345,837).........................             55,825,345
                                                   -----------

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $126,191).................   126,191  $   126,191
                                                   -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $47,472,028).........................             55,951,536
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b)..............                  6,489
                                                   -----------
NET ASSETS -- 100.0%...................            $55,958,025
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
COMMON STOCKS -- 99.9%
AEROSPACE/DEFENSE -- 0.1%
AAR Corp. (a).......................       7,820  $    134,348
                                                  ------------
AIRLINES -- 1.1%
AirTran Holdings, Inc. (a)..........      21,857       276,710
Alaska Air Group, Inc. (a)..........       6,627       192,581
Continental Airlines, Inc. (Class B)
  (a)...............................      17,413       168,209
SkyWest, Inc. ......................      14,823       397,553
                                                  ------------
                                                     1,035,053
                                                  ------------
AUTO PARTS & EQUIPMENT -- 3.3%
American Axle & Manufacturing
  Holdings, Inc. ...................      11,310       261,035
ArvinMeritor, Inc. .................      17,637       294,891
Cooper Tire & Rubber Co. ...........      16,318       249,176
Modine Manufacturing Co. ...........       8,446       309,799
Snap-on, Inc. ......................      13,338       481,768
Superior Industries International,
  Inc. .............................       5,597       120,447
The Goodyear Tire & Rubber Co.
  (a)...............................      44,618       695,595
United Rentals, Inc. (a)............      16,760       330,340
Visteon Corp. (a)...................      32,942       322,173
                                                  ------------
                                                     3,065,224
                                                  ------------
BANKS (REGIONAL) -- 9.1%
AMCORE Financial, Inc. .............       5,917       184,670
Amegy Bancorp, Inc. ................      16,700       377,921
BancorpSouth, Inc. .................      18,312       418,429
Chittenden Corp. ...................      11,734       311,068
Citizens Banking Corp. .............       9,435       267,954
Commercial Federal Corp. ...........      10,113       345,258
Dime Community Bancshares...........       8,705       128,138
F N B Corp. (a).....................      13,201       228,113
First Midwest Bancorp, Inc. ........      11,858       441,592
First Niagara Financial Group,
  Inc. .............................      29,970       432,767
FirstMerit Corp. ...................      19,881       532,612
Fulton Financial Corp. .............      40,003       670,050
Greater Bay Bancorp.................      12,996       320,221
Hudson United Bancorp...............      11,429       483,790
Old National Bancorp................      17,614       373,769
Pacific Capital Bancorp.............      11,000       366,190
Provident Bankshares Corp. .........       8,439       293,508
Provident Financial Services,
  Inc. .............................      17,830       313,808
Republic Bancorp, Inc. .............      17,957       253,912
South Financial Group, Inc. ........      17,972       482,369
Sterling Bancshares, Inc. ..........      11,551       169,915
Trustmark Corp. ....................      13,012       362,384
United Bankshares, Inc. ............      10,494       366,765
W Holding Co., Inc. ................      33,700       322,172
                                                  ------------
                                                     8,447,375
                                                  ------------
BIOTECHNOLOGY -- 1.3%
Abgenix, Inc. (a)...................      19,900       252,332
Albany Molecular Research, Inc.
  (a)...............................       5,004        60,949
Applera Corp. -- Celera Genomics
  Group (a).........................      18,645       226,164
Cambrex Corp. ......................       6,330       120,017
Cell Genesys, Inc. (a)..............      10,486        57,463
Incyte Genomics, Inc. (a)...........      21,203        99,654
Lexicon Genetics, Inc. (a)..........       9,719        38,682

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
Maxygen, Inc. (a)...................       6,305  $     52,268
Nabi Biopharmaceuticals (a).........      15,241       199,657
Regeneron Pharmaceuticals, Inc.
  (a)...............................      10,201        96,807
                                                  ------------
                                                     1,203,993
                                                  ------------
BROADCASTING (TV, RADIO & CABLE) -- 1.0%
Cox Radio, Inc. (Class A) (a).......       9,800       148,960
Cumulus Media, Inc. (Class A) (a)...      13,500       168,615
Hearst-Argyle Television, Inc. .....       6,800       174,692
Insight Communications Co., Inc.
  (Class A) (a).....................      13,088       152,213
Radio One, Inc. (Class D) (a).......      17,300       227,495
Sinclair Broadcast Group, Inc. .....      11,871       105,296
                                                  ------------
                                                       977,271
                                                  ------------
BUILDING MATERIALS GROUP -- 0.1%
Insituform Technologies, Inc. (a)...       6,612       114,321
                                                  ------------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.4%
Audiovox Corp. (Class A) (a)........       4,319        60,380
Powerwave Technologies, Inc. (a)....      26,870       349,045
REMEC, Inc. (a).....................       6,382         7,914
                                                  ------------
                                                       417,339
                                                  ------------
CHEMICALS (DIVERSIFIED) -- 0.4%
Olin Corp. .........................      17,768       337,414
                                                  ------------
CHEMICALS (SPECIALTY) -- 2.1%
A. Schulman, Inc. ..................       8,040       144,318
Albemarle Corp. ....................       9,446       356,114
Ferro Corp. ........................      10,925       200,146
H.B. Fuller Co. ....................       7,261       225,672
Hercules, Inc. (a)..................      25,657       313,529
RPM, Inc. ..........................      29,408       541,107
Sensient Technologies Corp. ........      11,179       211,842
                                                  ------------
                                                     1,992,728
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 1.8%
Anaren, Inc. (a)....................       4,919        69,358
Arris Group, Inc. (a)...............      20,972       248,728
CommScope, Inc. (a).................      13,770       238,772
Harmonic, Inc. (a)..................      18,692       108,788
Newport Corp. (a)...................      10,972       152,840
RF Micro Devices, Inc. (a)..........      47,562       268,725
SonicWALL, Inc. (a).................      13,039        82,798
Stratex Networks, Inc. (a)..........      22,064        57,366
Sycamore Networks, Inc. (a).........      47,296       178,306
United Online, Inc. ................      16,000       221,600
Wireless Facilities, Inc. (a).......      12,768        74,054
                                                  ------------
                                                     1,701,335
                                                  ------------
COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Agilysys, Inc. .....................       7,844       132,093
                                                  ------------
COMPUTERS (HARDWARE) -- 0.9%
Brocade Communications Systems, Inc.
  (a)...............................      66,800       272,544
Gateway, Inc. (a)...................      60,772       164,084
Lexar Media, Inc. (a)...............      19,349       123,834
McDATA Corp. (Class A) (a)..........      30,585       160,265
MRV Communications, Inc. (a)........      24,367        51,902
Silicon Graphics, Inc. (a)..........      54,183        42,263
                                                  ------------
                                                       814,892
                                                  ------------
COMPUTERS (NETWORKING) -- 0.1%
Extreme Networks, Inc. (a)..........      27,737       123,430
                                                  ------------

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
COMPUTERS (PERIPHERALS) -- 1.5%
Eletronics for Imaging, Inc. (a)....      13,667  $    313,521
InFocus Corp. (a)...................       9,426        32,520
Maxtor Corp. (a)....................      63,033       277,345
Quantum Corp. (a)...................      47,538       146,892
Western Digital Corp. (a)...........      52,178       674,662
                                                  ------------
                                                     1,444,940
                                                  ------------
COMPUTER SOFTWARE/SERVICES -- 5.1%
Advanced Digital Information Corp.
  (a)...............................      16,297       153,192
Agile Software Corp. (a)............      13,145        94,250
Ariba, Inc. (a).....................      17,172        97,880
Borland Software Corp. (a)..........      20,741       120,713
EarthLink, Inc. (a).................      32,823       351,206
Echelon Corp. (a)...................       8,952        82,448
Entrust, Inc. (a)...................      13,833        77,465
Informatica Corp. (a)...............      22,408       269,344
Interwoven, Inc. (a)................       9,894        80,834
JDA Software Group, Inc. (a)........       7,465       113,319
Keynote Systems, Inc. (a)...........       4,700        61,006
MatrixOne, Inc. (a).................      13,023        68,501
Micromuse, Inc. (a).................      20,290       159,885
MRO Software, Inc. (a)..............       5,264        88,646
NetIQ Corp. (a).....................      14,043       171,886
Parametric Technology Corp. (a).....      68,148       474,991
Perot Systems Corp. (Class A) (a)...      19,071       269,855
RadiSys Corp. (a)...................       5,006        97,116
RealNetworks, Inc. (a)..............      28,817       164,545
RSA Security, Inc. (a)..............      18,107       230,140
S1 Corp. (a)........................      17,415        68,093
Sybase, Inc. (a)....................      22,761       533,063
TIBCO Software, Inc. (a)............      50,477       421,988
Verity, Inc. (a)....................       9,313        98,904
WatchGuard Technologies, Inc. (a)...       9,395        40,304
webMethods, Inc. (a)................      14,262       100,832
Wind River Systems, Inc. (a)........      19,901       257,320
                                                  ------------
                                                     4,747,726
                                                  ------------
CONSUMER (JEWELRY/NOVELTIES) -- 0.7%
American Greetings Corp. (Class
  A)................................      16,220       444,428
Blyth, Inc. ........................       7,700       171,633
                                                  ------------
                                                       616,061
                                                  ------------
CONTAINERS (METALS & GLASS) -- 0.9%
Crown Holdings, Inc. (a)............      42,352       675,091
Lattice Semiconductor Corp. (a).....      27,545       117,892
                                                  ------------
                                                       792,983
                                                  ------------
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Chesapeake Corp. ...................       5,041        92,704
                                                  ------------
DISTRIBUTORS (FOOD & HEALTH) -- 0.9%
Chiquita Brands International,
  Inc. .............................       9,919       277,236
Owens & Minor, Inc. ................      10,000       293,500
PSS World Medical, Inc. (a).........      16,899       225,433
                                                  ------------
                                                       796,169
                                                  ------------
ELECTRIC COMPANIES -- 6.3%
ALLETE, Inc. .......................       6,752       309,309
Avista Corp. .......................      12,582       244,091
Black Hills Corp. ..................       8,215       356,284
Calpine Corp. (a)...................     113,247       293,310
Cleco Corp. ........................      12,615       297,462
CMS Energy Corp. (a)................      55,561       913,978

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
El Paso Electric Co. (a)............      12,103  $    252,348
Hawaiian Electric Industries,
  Inc. .............................      20,385       568,334
IDACORP, Inc. ......................      10,626       320,161
OGE Energy Corp. ...................      22,799       640,652
PNM Resources, Inc. ................      14,862       426,093
Sierra Pacific Resources (a)........      29,789       442,367
Unisource Energy Corp. .............       8,211       272,934
Westar Energy, Inc. ................      21,731       524,369
                                                  ------------
                                                     5,861,692
                                                  ------------
ELECTRICAL EQUIPMENT -- 1.5%
Acuity Brands, Inc. ................      10,876       322,691
Artesyn Technologies, Inc. (a)......       9,994        92,944
C&D Technologies, Inc. .............       6,971        65,597
C-COR.net Corp. (a).................      12,833        86,623
Checkpoint Systems, Inc. (a)........       9,761       231,531
Cohu, Inc. .........................       5,165       122,152
Plexus Corp. (a)....................      11,089       189,511
Power-One, Inc. (a).................      18,172       100,673
Technitrol, Inc. ...................       9,743       149,263
                                                  ------------
                                                     1,360,985
                                                  ------------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.3%
GrafTech International Ltd. (a).....      25,040       135,967
KEMET Corp. (a).....................      22,178       185,852
                                                  ------------
                                                       321,819
                                                  ------------
ELECTRONICS (DEFENSE) -- 0.2%
Aeroflex, Inc. (a)..................      19,103       178,804
                                                  ------------
ELECTRONICS (INSTRUMENT) -- 1.6%
Belden CDT, Inc. ...................      12,000       233,160
Mentor Graphics Corp. (a)...........      19,444       167,218
Methode Electronics, Inc. (Class
  A)................................       8,838       101,814
Orbotech Ltd. (a)...................       8,226       205,814
Park Electrochemical Corp. .........       4,644       123,763
PerkinElmer, Inc. ..................      30,625       623,831
                                                  ------------
                                                     1,455,600
                                                  ------------
ELECTRONICS (SEMICONDUCTORS) -- 3.7%
Actel Corp. (a).....................       6,797        98,285
Adaptec, Inc. (a)...................      28,497       109,143
Agere Systems, Inc. (a).............      45,900       477,819
Amkor Technology, Inc. (a)..........      23,578       103,272
Conexant Systems, Inc. (a)..........     120,499       215,693
Cypress Semiconductor Corp. (a).....      33,974       511,309
Electro Scientific Industries, Inc.
  (a)...............................       7,248       162,065
Emulex Corp. (a)....................      20,988       424,167
ESS Technology, Inc. (a)............       8,291        29,433
Exar Corp. (a)......................       9,244       129,601
Integrated Device Technology, Inc.
  (a)...............................      51,028       548,041
Mindspeed Technologies, Inc. (a)....      23,478        56,582
Silicon Storage Technology, Inc.
  (a)...............................      22,208       119,479
Skyworks Solutions, Inc. (a)........      39,661       278,420
Transmeta Corp. (a).................      41,640        59,129
TriQuint Semiconductor, Inc. (a)....      34,028       119,779
                                                  ------------
                                                     3,442,217
                                                  ------------
ENGINEERING & CONSTRUCTION -- 0.3%
Dycom Industries, Inc. (a)..........      12,287       248,443
                                                  ------------
EQUIPMENT (SEMICONDUCTORS) -- 1.3%
Asyst Technologies, Inc. (a)........      11,056        51,521
Axcelis Technologies, Inc. (a)......      25,633       133,804
Brooks Automation, Inc. (a).........      11,398       151,935

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
Helix Technology Corp. .............       6,765  $     99,784
Kulicke and Soffa Industries, Inc.
  (a)...............................      13,685        99,216
Micrel, Inc. (a)....................      17,321       194,515
Photronics, Inc. (a)................       9,585       185,949
Ultratech, Inc. (a).................       5,700        88,863
Veeco Instruments, Inc. (a).........       6,679       107,131
Vitesse Semiconductor Corp. (a).....      56,525       106,267
                                                  ------------
                                                     1,218,985
                                                  ------------
FINANCIAL (DIVERSIFIED) -- 14.2%
Annaly Mortgage Management, Inc. ...      30,791       398,743
Arden Realty, Inc. .................      17,076       703,019
Brandywine Realty Trust.............      13,642       424,130
BRE Properties, Inc. (Class A)......      12,920       574,940
Capital Automotive REIT.............      11,727       453,952
CarrAmerica Realty Corp. ...........      14,693       528,213
Colonial Properties Trust...........      11,216       498,888
Cousins Properties, Inc. ...........      10,010       302,502
Equity Inns, Inc. ..................      13,845       186,908
First Industrial Realty Trust,
  Inc. .............................      10,473       419,444
Glenborough Realty Trust, Inc. .....       9,396       180,403
Health Care REIT, Inc. .............      13,129       486,955
Healthcare Realty Trust, Inc. ......      11,971       480,516
Highwoods Properties, Inc. .........      13,634       402,339
Home Properties of New York,
  Inc. .............................       8,007       314,275
HRPT Properties Trust...............      50,684       628,988
Impac Mortgage Holdings, Inc. ......      19,028       233,283
Knight Capital Group, Inc. .........      27,417       227,835
Mack-Cali Realty Corp. .............      15,575       699,941
MeriStar Hospitality Corp. (a)......      22,348       204,037
Nationwide Health Properties,
  Inc. .............................      16,894       393,630
Pennsylvania Real Estate Investment
  Trust.............................       8,519       359,331
Post Properties, Inc. ..............      10,149       378,050
Prentiss Properties Trust...........      11,506       467,144
Raymond James Financial, Inc. ......      15,380       494,006
Realty Income Corp. ................      20,100       480,591
Reckson Associates Realty Corp. ....      20,677       714,390
Susquehanna Bancshares, Inc. .......      11,839       284,610
Thornburg Mortgage, Inc. ...........      25,510       639,281
TrustCo Bank Corp NY................      18,954       237,494
Vignette Corp. (a)..................       7,554       120,184
Washington Real Estate Investment
  Trust.............................      10,592       329,517
                                                  ------------
                                                    13,247,539
                                                  ------------
FOODS -- 0.2%
American Italian Pasta Co. (Class
  A)................................       4,246        45,262
Hain Celestial Group, Inc. (a)......       7,692       149,225
                                                  ------------
                                                       194,487
                                                  ------------
FOOTWEAR -- 0.8%
Payless ShoeSource, Inc. (a)........      17,342       301,751
Stride Rite Corp. ..................       9,388       120,354
Wolverine World Wide, Inc. .........      14,598       307,288
                                                  ------------
                                                       729,393
                                                  ------------
GAMING, LOTTERY, & PARIMUTUEL -- 0.2%
Pinnacle Entertainment, Inc. (a)....      10,206       187,076
                                                  ------------
GAS & PIPELINE UTILITIES -- 1.0%
Aquila, Inc. (a)....................      60,208       238,424
UGI Corp. ..........................      26,296       740,232
                                                  ------------
                                                       978,656
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
GOLD/PRECIOUS METALS MINING -- 0.7%
Meridian Gold, Inc. (a).............      25,214  $    552,439
Stillwater Mining Co. (a)...........      11,339       103,752
                                                  ------------
                                                       656,191
                                                  ------------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 0.3%
Accelrys, Inc. (a)..................       7,504        50,727
Medarex, Inc. (a)...................      28,267       269,102
                                                  ------------
                                                       319,829
                                                  ------------
HEALTH CARE (LONG TERM CARE) -- 0.9%
Ventas, Inc. .......................      26,073       839,551
                                                  ------------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 0.1%
Savient Pharmaceuticals, Inc. (a)...      14,270        53,798
                                                  ------------
HEALTH CARE (SPECIAL SERVICES) -- 0.3%
CuraGen Corp. (a)...................      11,753        58,177
NDCHealth Corp. ....................       9,198       174,026
                                                  ------------
                                                       232,203
                                                  ------------
HOMEBUILDING -- 0.5%
Champion Enterprises, Inc. (a)......      18,773       277,465
Fleetwood Enterprises, Inc. (a).....      14,444       177,661
                                                  ------------
                                                       455,126
                                                  ------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.8%
Furniture Brands International,
  Inc. .............................      12,927       233,074
La-Z-Boy, Inc. .....................      13,501       178,078
Maytag Corp. .......................      18,700       341,462
                                                  ------------
                                                       752,614
                                                  ------------
HOUSEWARES -- 0.3%
Tupperware Corp. ...................      13,291       302,769
                                                  ------------
INSURANCE (LIFE/HEALTH) -- 1.0%
Nationwide Financial Services, Inc.
  (Class A).........................      14,355       574,918
Presidential Life Corp. ............       5,607       100,926
The Phoenix Cos., Inc. .............      22,899       279,368
                                                  ------------
                                                       955,212
                                                  ------------
INSURANCE (PROPERTY/CASUALTY) -- 1.7%
Allmerica Financial Corp. (a).......      13,539       556,994
American Financial Group, Inc. .....      10,174       345,204
Horace Mann Educators Corp. ........      10,946       216,512
Ohio Casualty Corp. ................      15,604       423,181
                                                  ------------
                                                     1,541,891
                                                  ------------
INVESTMENT BANKING/BROKERAGE -- 0.6%
Investment Technology Group, Inc.
  (a)...............................      10,708       316,957
LaBranche & Co., Inc. (a)...........      13,921       120,973
SWS Group, Inc. ....................       4,674        76,654
                                                  ------------
                                                       514,584
                                                  ------------
INVESTMENT MANAGEMENT -- 0.1%
W.P. Stewart & Co., Ltd. ...........       5,694       127,090
                                                  ------------
LEISURE TIME (PRODUCTS) -- 1.1%
Callaway Golf Co. ..................      16,653       251,294
JAKKS Pacific, Inc. (a).............       6,898       111,955
La Quinta Corp. (a).................      51,256       445,415
Monaco Coach Corp. .................       6,772        99,819
Six Flags, Inc. (a).................      19,081       137,192
                                                  ------------
                                                     1,045,675
                                                  ------------

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
MACHINERY (DIVERSIFIED) -- 0.7%
AGCO Corp. (a)......................      22,966  $    417,981
Input/Output, Inc. (a)..............      17,277       137,870
Presstek, Inc. (a)..................       7,407        96,143
                                                  ------------
                                                       651,994
                                                  ------------
MANUFACTURING (DIVERSIFIED) -- 1.5%
Acuate Corp. (a)....................      17,650        44,654
Crane Co. ..........................      13,045       387,958
Jacuzzi Brands, Inc. (a)............      19,351       155,969
Kaman Corp. (Class A)...............       5,678       116,115
Stewart & Stevenson Services,
  Inc. .............................       6,894       164,422
Tredegar Corp. .....................       6,770        88,078
Trinity Industries, Inc. ...........      10,963       443,892
                                                  ------------
                                                     1,401,088
                                                  ------------
MANUFACTURING (SPECIALIZED) -- 0.6%
CTS Corp. ..........................       9,465       114,527
IKON Office Solutions, Inc. ........      29,979       299,190
Oakley, Inc. .......................       6,758       117,184
                                                  ------------
                                                       530,901
                                                  ------------
METAL FABRICATORS -- 1.3%
Commercial Metals Co. ..............      15,010       506,437
General Cable Corp. (a).............       9,760       163,968
Mueller Industries, Inc. ...........       8,100       224,937
Ryerson Tull, Inc. .................       5,656       120,473
USEC, Inc. .........................      21,500       239,940
                                                  ------------
                                                     1,255,755
                                                  ------------
METALS MINING -- 0.3%
Coeur d' Alene Mines Corp. (a)......      60,873       257,493
                                                  ------------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 4.6%
AGL Resources, Inc. ................      18,474       685,570
Atmos Energy Corp. .................      19,396       547,937
Dynegy, Inc. (Class A) (a)..........      68,389       322,112
Northwest Natural Gas Co. ..........       6,974       259,572
Peoples Energy Corp. ...............       9,552       376,158
Piedmont Natural Gas Co., Inc. .....      18,302       460,662
Southern Union Co. (a)..............      26,570       684,718
Vectren Corp. ......................      19,283       546,673
WGL Holdings, Inc. .................      12,324       395,970
                                                  ------------
                                                     4,279,372
                                                  ------------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
Steelcase, Inc. (Class A)...........      14,693       212,461
                                                  ------------
OIL & GAS (DRILLING & EQUIPMENT) -- 1.0%
Global Industries, Inc. (a).........      19,638       289,464
Grey Wolf, Inc. (a).................      48,553       409,302
Parker Drilling Co. (a).............      24,109       223,490
                                                  ------------
                                                       922,256
                                                  ------------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.9%
Newpark Resources, Inc. (a).........      21,550       181,451
Vintage Petroleum, Inc. ............      13,813       630,702
                                                  ------------
                                                       812,153
                                                  ------------
OIL & GAS (REFINING & MARKETING) -- 0.3%
Hanover Compressor Co. (a)..........      23,325       323,284
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
PAPER & FOREST PRODUCTS -- 0.3%
Caraustar Industries, Inc. (a)......       7,691  $     84,447
Pope & Talbot, Inc. ................       3,849        39,298
Wausau-Mosinee Paper Corp. .........      12,423       155,412
                                                  ------------
                                                       279,157
                                                  ------------
PERSONAL CARE -- 0.3%
Perrigo Co. ........................      22,571       322,991
                                                  ------------
PUBLISHING (NEWSPAPERS) -- 0.1%
Hollinger International, Inc. ......      11,954       117,149
                                                  ------------
RAILROADS -- 0.9%
GATX Corp. .........................      11,018       435,762
Kansas City Southern Industries,
  Inc. (a)..........................      16,141       376,247
                                                  ------------
                                                       812,009
                                                  ------------
REAL ESTATE INVESTMENT TRUST -- 1.6%
American Home Mortgage Investment
  Corp. ............................      11,500       348,451
Camden Property Trust...............      13,100       730,328
Novastar Financial, Inc. ...........       7,526       248,286
Saxon Capital, Inc. ................      13,143       155,747
                                                  ------------
                                                     1,482,812
                                                  ------------
RESTAURANTS -- 0.6%
Bob Evans Farms, Inc. ..............       9,237       209,772
Lone Star Steakhouse & Saloon,
  Inc. .............................       4,667       121,342
Ryan's Restaurant Group, Inc. (a)...      10,719       125,091
Triarc Companies, Inc. .............       7,551       115,304
                                                  ------------
                                                       571,509
                                                  ------------
RETAIL (DEPARTMENT STORES) -- 1.0%
Dillards, Inc. (Class A)............      17,606       367,613
Saks, Inc. (a)......................      31,869       589,577
                                                  ------------
                                                       957,190
                                                  ------------
RETAIL (DISCOUNTERS) -- 0.9%
99 Cents Only Stores (a)............      12,591       116,467
Big Lots, Inc. (a)..................      29,376       322,842
Dress Barn, Inc. (a)................       5,616       127,820
Fred's, Inc. .......................       9,500       118,845
ShopKo Stores, Inc. (a).............       7,437       189,792
                                                  ------------
                                                       875,766
                                                  ------------
RETAIL (SPECIALTY) -- 1.8%
Blockbuster, Inc. (Class A).........      27,500       130,625
Borders Group, Inc. ................      18,564       411,564
Casey's General Stores, Inc. .......      11,966       277,611
Insight Enterprises, Inc. (a).......      12,406       230,752
Nautilus Group, Inc. ...............       8,100       178,767
Pier 1 Imports, Inc. ...............      20,264       228,375
The Pep Boys -- Manny, Moe & Jack...      14,748       204,112
                                                  ------------
                                                     1,661,806
                                                  ------------
RETAIL (SPECIALTY APPAREL) -- 0.6%
Charming Shoppes, Inc. (a)..........      27,204       290,267
Christopher & Banks Corp. ..........       9,400       130,378
The Cato Corp. (Class A)............       7,999       159,420
                                                  ------------
                                                       580,065
                                                  ------------
RETAIL STORES (FOOD CHAINS) -- 0.2%
Krispy Kreme Doughnuts, Inc. (a)....      14,900        93,274
Wild Oats Markets, Inc. (a).........       6,854        88,142
                                                  ------------
                                                       181,416
                                                  ------------

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
SAVINGS & LOAN COMPANIES -- 0.9%
Anchor Bancorp Wisconsin, Inc. .....       5,688  $    167,682
NetBank, Inc. ......................      12,172       101,149
OceanFirst Financial Corp. .........       2,352        56,777
Washington Federal, Inc. ...........      22,008       496,501
                                                  ------------
                                                       822,109
                                                  ------------
SERVICES (ADVERTISING/MARKETING) -- 0.1%
ValueVision Media, Inc. (Class A)
  (a)...............................       6,988        79,314
                                                  ------------
SERVICES (COMMERCIAL & CONSUMER) -- 2.1%
DeVry, Inc. (a).....................      15,600       297,180
Forrester Research, Inc. (a)........       3,600        74,952
NCO Group, Inc. (a).................       7,504       155,033
PRG Shultz International, Inc.
  (a)...............................      12,225        36,797
Quanta Services, Inc. (a)...........      25,794       329,131
Service Corp. International (a).....      78,637       651,901
Stewart Enterprises, Inc. (Class
  A)................................      24,615       163,198
TeleTech Holdings, Inc. (a).........      10,006       100,260
Viad Corp. .........................       5,806       158,794
                                                  ------------
                                                     1,967,246
                                                  ------------
SERVICES (COMPUTER SYSTEMS) -- 1.0%
CIBER, Inc. (a).....................      13,734       102,043
Ingram Micro, Inc. (Class A) (a)....      31,805       589,665
Iomega Corp. (a)....................      12,166        36,620
Keane, Inc. (a).....................      13,889       158,751
Safeguard Scientifics, Inc. (a).....      27,760        48,025
                                                  ------------
                                                       935,104
                                                  ------------
SERVICES (DATA PROCESSING) -- 0.3%
CSG Systems International, Inc.
  (a)...............................      11,926       258,913
                                                  ------------
SERVICES (EMPLOYMENT) -- 0.5%
MPS Group, Inc. (a).................      26,790       316,122
Spherion Corp. (a)..................      15,752       119,715
                                                  ------------
                                                       435,837
                                                  ------------
SERVICES (ENVIRONMENTAL) -- 0.3%
Tetra Tech, Inc. (a)................      14,400       242,208
                                                  ------------
SHIPPING -- 0.4%
OMI Corp. ..........................      21,445       383,222
                                                  ------------
SPECIALTY PRINTING -- 0.1%
Bowne & Co., Inc. ..................       9,327       133,283
                                                  ------------
STEEL -- 1.2%
AK Steel Holding Corp. (a)..........      26,822       229,865
The Shaw Group, Inc. (a)............      19,672       485,111
Worthington Industries, Inc.........      18,099       380,622
                                                  ------------
                                                     1,095,598
                                                  ------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
TELEPHONE -- 0.3%
Cincinnati Bell, Inc. (a)...........      62,531  $    275,762
                                                  ------------
TEXTILES (APPAREL) -- 0.7%
Kellwood Co. .......................       7,000       180,950
Russell Corp. ......................       7,049        98,968
Tommy Hilfiger Corp. (a)............      23,306       404,359
                                                  ------------
                                                       684,277
                                                  ------------
TEXTILES (HOME FURNISHINGS) -- 0.1%
Interface, Inc. (Class A) (a).......      11,920        98,459
                                                  ------------
TEXTILES (SPECIALTY) -- 0.1%
Unifi, Inc. (a).....................      11,814        39,459
Wellman, Inc. ......................       7,411        46,911
                                                  ------------
                                                        86,370
                                                  ------------
TOBACCO -- 0.7%
Loews Corp. ........................      17,244       683,380
                                                  ------------
TRUCKING -- 0.3%
Werner Enterprises, Inc. ...........      14,410       249,149
                                                  ------------
WASTE MANAGEMENT -- 0.1%
Casella Waste Systems, Inc. (Class
  A) (a)............................       4,847        63,641
                                                  ------------
TOTAL COMMON STOCKS -- (Cost
  $88,305,290)......................                93,192,127
                                                  ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $310,952)........     310,953       310,952
                                                  ------------
TOTAL INVESTMENTS -- 100.2% (Cost
  $88,616,242)......................                93,503,079
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.............                  (157,117)
                                                  ------------
NET ASSETS -- 100.0%................              $ 93,345,962
                                                  ============

(a) Non-income producing security

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
COMMON STOCKS -- 99.6%
FINLAND -- 1.2%
Nokia OYJ ADR.......................      63,397  $  1,072,043
                                                  ------------
FRANCE -- 2.5%
Total SA ADR........................      16,672     2,264,391
                                                  ------------
GERMANY -- 1.0%
Siemens AG ADR......................      12,014       929,043
                                                  ------------
ITALY -- 1.2%
Eni SpA ADR.........................       7,248     1,073,429
                                                  ------------
JAPAN -- 2.2%
Toyota Motor Corp. ADR..............      22,051     2,036,851
                                                  ------------
NETHERLANDS -- 0.9%
ING Groep N.V. ADR..................      28,328       843,891
                                                  ------------
SOUTH KOREA -- 1.2%
Samsung Electronics Co. Ltd. GDR
  (1)...............................       4,000     1,138,000
                                                  ------------
SWITZERLAND -- 6.7%
Nestle SA...........................       5,848     1,719,466
Novartis AG ADR.....................      35,424     1,806,624
Roche Holding AG....................      10,146     1,415,245
UBS AG..............................      13,902     1,188,621
                                                  ------------
TOTAL SWITZERLAND...................                 6,129,956
                                                  ------------
UNITED KINGDOM -- 18.6%
AstraZeneca PLC ADR.................      23,029     1,084,666
Barclays PLC ADR....................      23,067       940,672
BP PLC ADR..........................      52,629     3,728,765
GlaxoSmithKline PLC ADR.............      42,468     2,177,759
HBOS PLC............................      56,300       850,234
HSBC Holdings PLC ADR...............      32,041     2,602,690
Royal Bank of Scotland Group PLC....      45,965     1,308,608
Royal Dutch Shell PLC ADR...........      28,928     1,898,834
Vodafone Group PLC ADR..............      90,326     2,345,766
                                                  ------------
TOTAL UNITED KINGDOM................                16,937,994
                                                  ------------
UNITED STATES -- 64.1%
Abbott Laboratories.................      22,247       943,273
Altria Group, Inc. .................      29,625     2,183,659
American International Group,
  Inc. .............................      32,576     2,018,409
Bank of America Corp. ..............      57,699     2,429,128
BellSouth Corp. ....................      26,454       695,740
ChevronTexaco Corp. ................      32,218     2,085,471
Cisco Systems, Inc. (a).............      94,151     1,688,127
Citigroup, Inc. ....................      74,404     3,386,870
ConocoPhillips......................      18,096     1,265,091
Dell, Inc. (a)......................      31,253     1,068,853

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
Exxon Mobil Corp. ..................      91,019  $  5,783,347
General Electric Co. ...............     151,588     5,103,968
Intel Corp. ........................      88,187     2,173,810
International Business Machines
  Corp. ............................      23,080     1,851,478
Johnson & Johnson, Inc. ............      42,537     2,691,741
JPMorgan Chase & Co. ...............      50,264     1,705,458
Merck & Co., Inc. ..................      31,785       864,870
Microsoft Corp. ....................     137,367     3,534,453
Morgan Stanley......................      14,133       762,334
PepsiCo, Inc. ......................      24,054     1,364,102
Pfizer, Inc. .......................     106,261     2,653,337
SBC Communications, Inc. ...........      47,252     1,132,630
Telefonica SA ADR...................      20,903     1,030,936
The Coca-Cola Co. ..................      31,635     1,366,316
The Procter & Gamble Co. ...........      49,475     2,941,784
The Walt Disney Co. ................      29,448       710,580
Time Warner, Inc. ..................      62,976     1,140,495
Verizon Communications, Inc. .......      39,583     1,293,968
Wal-Mart Stores, Inc. ..............      36,870     1,615,643
Wyeth...............................      19,058       881,814
                                                  ------------
TOTAL UNITED STATES.................                58,367,685
                                                  ------------
TOTAL COMMON STOCKS -- (Cost
  $87,357,051)......................                90,793,283
                                                  ------------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $91,377).........      91,377        91,377
                                                  ------------
TOTAL INVESTMENTS -- 99.7% (Cost
  $87,448,428)......................                90,884,660
OTHER ASSETS AND
  LIABILITIES -- 0.3%...............                   229,389
                                                  ------------
NET ASSETS -- 100.0%................              $ 91,114,049
                                                  ============

(a) Non-income producing security
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
(1) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.2% of net assets as of September 30, 2005 is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
COMMON STOCKS -- 99.5%
REAL ESTATE INVESTMENT TRUST -- 99.5%
Acadia Realty Trust.................      90,776  $  1,633,060
Affordable Residential
  Communities.......................      96,786       978,506
Alexandria Real Estate Equities,
  Inc. .............................      69,266     5,727,606
AMB Property Corp. .................     270,284    12,135,752
American Campus Communities,
  Inc. .............................      54,362     1,305,775
Amli Residential Properties Trust...      83,142     2,666,364
Apartment Investment & Management
  Co. (Class A).....................     309,407    11,998,803
Archstone-Smith Trust...............     653,142    26,040,772
Arden Realty, Inc. .................     218,081     8,978,395
Associated Estates Realty Corp. ....      56,271       551,456
Avalonbay Communities, Inc. ........     237,740    20,374,318
Bedford Property Investors, Inc. ...      49,771     1,186,541
BioMed Realty Trust, Inc. ..........     145,830     3,616,584
Boston Properties, Inc. ............     360,832    25,582,989
Boykin Lodging Co. (a)..............      56,906       706,773
Brandywine Realty Trust.............     175,078     5,443,175
BRE Properties, Inc. (Class A)......     166,051     7,389,269
Camden Property Trust...............     169,118     9,428,328
CarrAmerica Realty Corp. ...........     189,437     6,810,260
CBL & Associates Properties,
  Inc. .............................     196,162     8,040,680
Cedar Shopping Center, Inc. ........     102,503     1,483,218
CenterPoint Properties Corp. .......     157,825     7,070,560
Colonial Properties Trust...........     142,015     6,316,827
Corporate Office Properties Trust...     111,095     3,882,770
Cousins Properties, Inc. ...........     127,991     3,867,888
Crescent Real Estate Equities
  Co. ..............................     324,959     6,664,909
Developers Diversified Realty
  Corp. ............................     354,573    16,558,559
Digital Realty Trust, Inc. .........      89,249     1,606,482
Duke Realty Corp. ..................     467,289    15,831,751
EastGroup Properties, Inc. .........      71,666     3,135,388
Education Realty Trust, Inc. .......      72,050     1,203,235
Equity Inns, Inc. ..................     172,638     2,330,613
Equity Lifestyle Properties,
  Inc. .............................      68,797     3,095,865
Equity Office Properties Trust......   1,329,426    43,485,524
Equity One, Inc. ...................     118,752     2,760,984
Equity Residential..................     916,068    34,673,174
Essex Property Trust, Inc. .........      68,427     6,158,430
Federal Realty Investment Trust.....     171,469    10,447,606
FelCor Lodging Trust, Inc. (a)......     152,871     2,315,996
First Industrial Realty Trust,
  Inc. .............................     134,815     5,399,341
Gables Residential Trust............      95,216     4,156,178
General Growth Properties, Inc. ....     730,211    32,808,380
Glenborough Realty Trust, Inc. .....     117,897     2,263,622
Glimcher Realty Trust...............     116,070     2,840,233
GMH Communities Trust...............      99,262     1,456,174
Heritage Property Investment
  Trust.............................      86,910     3,041,850
Highwoods Properties, Inc. .........     175,313     5,173,487
Home Properties of New York,
  Inc. .............................     102,993     4,042,475
Hospitality Properties Trust........     217,824     9,335,937
Host Marriott Corp. ................   1,064,877    17,996,421
HRPT Properties Trust...............     653,303     8,107,490
Innkeepers USA Trust................     138,488     2,139,640
Kilroy Realty Corp. ................      92,900     5,205,187
Kimco Realty Corp. .................     697,926    21,928,835
Kite Realty Group Trust.............      62,643       934,634
LaSalle Hotel Properties............      97,951     3,374,412

SECURITY DESCRIPTION                    SHARES       VALUE
--------------------                   ---------  ------------
Liberty Property Trust..............     276,887  $ 11,778,773
Macerich Co. .......................     193,351    12,556,214
Mack-Cali Realty Corp. .............     200,937     9,030,109
Maguire Properties, Inc. ...........     121,405     3,648,220
MeriStar Hospitality Corp. (a)......     285,260     2,604,424
Mid-America Apartment Communities,
  Inc. .............................      66,651     3,099,938
Mills Corp. ........................     175,379     9,659,875
New Plan Excel Realty Trust.........     334,348     7,673,287
Pan Pacific Retail Properties,
  Inc. .............................     132,864     8,755,738
Parkway Properties, Inc. ...........      46,022     2,159,352
Pennsylvania Real Estate Investment
  Trust.............................     109,966     4,638,366
Post Properties, Inc. ..............     130,019     4,843,208
Prentiss Properties Trust...........     147,711     5,997,067
ProLogis............................     780,432    34,580,930
PS Business Parks, Inc. ............      53,559     2,453,002
Public Storage, Inc. ...............     289,207    19,376,869
Ramco-Gershenson Properties Trust...      54,976     1,604,749
Reckson Associates Realty Corp. ....     263,306     9,097,222
Regency Centers Corp. ..............     199,021    11,433,756
Saul Centers, Inc. .................      34,744     1,250,437
Shurgard Storage Centers, Inc.
  (Class A).........................     150,272     8,395,697
Simon Property Group, Inc. .........     722,745    53,569,859
SL Green Realty Corp. ..............     132,849     9,057,645
Sovran Self Storage, Inc. ..........      51,632     2,527,386
Strategic Hotel Capital, Inc. ......      97,219     1,775,219
Sun Communities, Inc. ..............      62,043     2,032,529
Sunstone Hotel Investors, Inc. .....     142,312     3,470,990
Tanger Factory Outlet Centers,
  Inc. .............................      89,709     2,494,807
Taubman Centers, Inc. ..............     152,982     4,849,529
Town & Country Trust................      53,926     1,564,933
Trizec Properties, Inc. ............     302,300     6,971,038
U-Store-It Trust....................      90,916     1,842,867
United Dominion Realty Trust,
  Inc. .............................     433,280    10,268,736
Vornado Realty Trust................     429,934    37,240,883
Washington Real Estate Investment
  Trust.............................     136,572     4,248,755
Weingarten Realty Investors.........     259,789     9,833,014
Winston Hotels, Inc. ...............      86,169       861,690
                                                  ------------
                                                   790,936,594
                                                  ------------
TOTAL COMMON STOCKS -- (Cost
  $683,475,494).....................               790,936,594
                                                  ------------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class
  Prime Fund (Cost $4,331,486)......   4,331,486     4,331,486
                                                  ------------
TOTAL INVESTMENTS -- 100.0% (Cost
  $687,806,980).....................               795,268,080
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)...............................                   (67,716)
                                                  ------------
NET ASSETS -- 100.0%................              $795,200,364
                                                  ============

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
COMMON STOCKS -- 99.9%
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 3.6%
Motorola, Inc. ........................    86,441  $ 1,909,482
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 10.9%
Avaya, Inc. (a)........................   107,453    1,106,766
Nokia OYJ ADR..........................    96,983    1,639,983
Nortel Networks Corp. (a)..............   460,992    1,502,834
QUALCOMM, Inc. ........................    34,155    1,528,436
                                                   -----------
                                                     5,778,019
                                                   -----------
COMPUTERS (HARDWARE) -- 13.2%
Dell, Inc. (a).........................    35,447    1,212,287
Hewlett-Packard Co. ...................    70,164    2,048,789
International Business Machines
  Corp. ...............................    15,278    1,225,601
Juniper Networks, Inc. (a).............    55,331    1,316,325
Network Appliance, Inc. (a)............    48,868    1,160,126
                                                   -----------
                                                     6,963,128
                                                   -----------
COMPUTERS (NETWORKING) -- 5.2%
Accenture Ltd. Bermuda (Class A).......    53,761    1,368,755
Cisco Systems, Inc. (a)................    77,365    1,387,154
                                                   -----------
                                                     2,755,909
                                                   -----------
COMPUTERS (PERIPHERALS) -- 2.5%
EMC Corp. (a)..........................   103,447    1,338,604
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 30.3%
Computer Associates International,
  Inc. ................................    48,733    1,355,265
eBay, Inc. (a).........................    25,663    1,057,315
Electronic Arts, Inc. (a)..............    24,599    1,399,437
Google, Inc. (Class A) (a).............     7,558    2,391,805
Intuit, Inc. (a).......................    33,712    1,510,635
Microsoft Corp. .......................    54,847    1,411,213
Oracle Corp. (a).......................   105,571    1,308,025
SAP AG ADR.............................    34,130    1,478,853
Seagate Technology.....................    87,878    1,392,866
Symantec Corp. (a).....................    59,906    1,357,470
Yahoo!, Inc. (a).......................    39,750    1,345,140
                                                   -----------
                                                    16,008,024
                                                   -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 2.5%
Flextronics International Ltd. (a).....   104,648    1,344,727
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
ELECTRONICS (SEMICONDUCTORS) -- 17.6%
Broadcom Corp. (Class A) (a)...........    47,161  $ 2,212,323
Intel Corp. ...........................    65,325    1,610,261
Maxim Integrated Products, Inc. .......    32,751    1,396,830
NVIDIA Corp. (a).......................    56,693    1,943,436
Texas Instruments, Inc. ...............    62,711    2,125,903
                                                   -----------
                                                     9,288,753
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 2.8%
Applied Materials, Inc. ...............    87,438    1,482,948
                                                   -----------
RETAIL (SPECIALTY) -- 3.1%
Amazon.com, Inc. (a)...................    36,703    1,662,646
                                                   -----------
SERVICES (COMPUTER SYSTEMS) -- 2.8%
Electronic Data Systems Corp. .........    66,656    1,495,761
                                                   -----------
SERVICES (DATA PROCESSING) -- 5.4%
Automatic Data Processing, Inc. .......    33,442    1,439,344
First Data Corp. ......................    35,235    1,409,400
                                                   -----------
                                                     2,848,744
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $56,721,667).........................             52,876,745
                                                   -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $46,397)..................    46,397       46,397
                                                   -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $56,768,064).........................             52,923,142
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)..................................                 (4,987)
                                                   -----------
NET ASSETS -- 100.0%...................            $52,918,155
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.
ADR = American Depositary Receipt

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
COMMON STOCKS -- 99.7%
AEROSPACE/DEFENSE -- 1.1%
General Dynamics Corp. ...............     1,253  $    149,796
Goodrich Corp. .......................     1,561        69,215
Kaman Corp. (Class A).................     2,659        54,377
L-3 Communications Holdings, Inc. ....     1,141        90,219
Lockheed Martin Corp. ................     2,580       157,483
Northrop Grumman Corp. ...............     2,737       148,756
Precision Castparts Corp. ............       962        51,082
Rockwell Collins, Inc. ...............     1,811        87,507
The Boeing Co. .......................     5,659       384,529
                                                  ------------
                                                     1,192,964
                                                  ------------
AGRICULTURE -- 0.2%
Bunge Ltd. ...........................     1,257        66,143
Delta and Pine Land Co. ..............     1,871        49,413
Monsanto Co. .........................     2,272       142,568
                                                  ------------
                                                       258,124
                                                  ------------
AIR FREIGHT -- 0.1%
Expeditors International of
  Washington, Inc. ...................     1,430        81,195
Forward Air Corp. ....................     1,881        69,296
                                                  ------------
                                                       150,491
                                                  ------------
AIRLINES -- 0.1%
AMR Corp. (a).........................     2,462        27,525
JetBlue Airways Corp. (a).............     1,847        32,507
Southwest Airlines Co. ...............     6,589        97,847
                                                  ------------
                                                       157,879
                                                  ------------
ALUMINUM -- 0.2%
Alcoa, Inc. ..........................     7,092       173,187
                                                  ------------
AUTOMOBILES -- 0.4%
Ford Motor Co. .......................    15,407       151,913
General Motors Corp. .................     4,155       127,185
Harley-Davidson, Inc. ................     2,628       127,300
                                                  ------------
                                                       406,398
                                                  ------------
AUTO PARTS & EQUIPMENT -- 0.2%
Dana Corp. ...........................     3,441        32,380
Delphi Corp. (a)......................     9,090        25,088
Lear Corp. ...........................     1,174        39,881
Modine Manufacturing Co. .............     1,734        63,603
The Goodyear Tire & Rubber Co. (a)....     2,813        43,855
                                                  ------------
                                                       204,807
                                                  ------------
BANKS (MAJOR REGIONAL) -- 3.2%
Arrow Financial Corp. ................     2,122        57,543
Bank of Granite Corp. ................     3,507        66,773
BB&T Corp. ...........................     3,946       154,091
Capitol Bancorp Ltd. (a)..............     1,703        55,177
Cathay General Bancorp................       300        10,638
Comerica, Inc. .......................       500        29,450
Commerce Bancorp, Inc. ...............     1,908        58,557
CVB Financial Corp. ..................     3,412        63,463
ESB Financial Corp. ..................     2,909        34,472
Fifth Third Bancorp...................     3,586       131,714
First Bancorp.........................     2,490        49,900
Integra Bank Corp. ...................     2,929        63,559
International Bancshares Corp. .......       400        11,880
KeyCorp...............................     2,966        95,654
Mellon Financial Corp. ...............     3,616       115,604
National City Corp. ..................     3,862       129,145
North Fork Bancorporation, Inc. ......     3,860        98,430

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Northern Trust Corp. .................     1,957  $     98,926
PNC Financial Services Group..........     1,860       107,917
Renasant Corp. .......................     1,995        63,142
Republic Bancorp, Inc. ...............     4,714        66,656
Sandy Spring Bancorp, Inc. ...........     1,807        60,896
Simmons First National Corp. (Class A)
  (a).................................     2,437        69,503
Sound Federal Bancorp, Inc. ..........     3,320        55,477
Sovereign Bancorp, Inc. ..............     3,969        87,477
SunTrust Banks, Inc. .................     2,284       158,624
TD Banknorth, Inc. ...................     1,903        57,357
The Bank of New York Co., Inc. .......     5,883       173,019
TrustCo Bank Corp. NY.................     5,311        66,547
U.S. Bancorp..........................    13,329       374,278
Wells Fargo & Co. ....................    11,634       681,403
                                                  ------------
                                                     3,347,272
                                                  ------------
BANKS (MONEY CENTER) -- 1.6%
Bank of America Corp. ................    28,752     1,210,459
Wachovia Corp. .......................    11,165       531,343
                                                  ------------
                                                     1,741,802
                                                  ------------
BANKS (REGIONAL) -- 1.4%
Amegy Bancorporation, Inc. ...........       500        11,315
Berkshire Hills Bancorp, Inc. ........     1,518        51,612
Columbia Banking System, Inc. ........     2,287        59,988
Commercial Bankshares, Inc. ..........     1,473        55,370
Community Banks, Inc. ................     2,861        80,423
Farmers Capital Bank Corp. ...........     1,892        58,614
First Merchants Corp. ................     2,571        66,409
FNB Corp. ............................     2,307        63,858
Foothill Independent Bancorp..........     2,163        45,704
Hibernia Corp. (Class A)..............     1,993        59,870
Horizon Financial Corp. ..............     2,534        55,748
Independent Bank Corp. ...............     1,777        53,985
KNBT Bancorp, Inc. ...................     3,299        51,365
Lakeland Financial Corp. .............     1,563        64,630
M&T Bank Corp. .......................       600        63,426
MASSBANK Corp. .......................     2,133        70,898
National Penn Bancshares, Inc. .......     2,650        65,959
NewAlliance Bancshares, Inc. (a)......     4,807        70,374
OceanFirst Financial Corp. ...........     2,641        63,754
Old National Bancorp..................       500        10,610
Omega Financial Corp. ................     2,132        59,760
People's Bank.........................     2,564        74,305
UCBH Holdings, Inc. ..................     2,911        53,330
Umpqua Holdings Corp. ................     3,013        73,276
United Bankshares, Inc. ..............       300        10,485
United Community Banks, Inc. .........     2,423        69,055
                                                  ------------
                                                     1,464,123
                                                  ------------
BEVERAGES (ALCOHOLIC) -- 0.3%
Anheuser-Busch Cos., Inc. ............     5,243       225,659
Constellation Brands, Inc. (Class A)
  (a).................................     2,244        58,344
                                                  ------------
                                                       284,003
                                                  ------------
BEVERAGES (NON-ALCOHOLIC) -- 0.8%
Coca-Cola Enterprises, Inc. ..........     3,145        61,328
The Coca-Cola Co. ....................    16,113       695,920
The Pepsi Bottling Group, Inc. .......     2,168        61,896
                                                  ------------
                                                       819,144
                                                  ------------
BIOTECHNOLOGY -- 2.1%
Affymetrix, Inc. (a)..................       903        41,746
Amgen, Inc. (a).......................     9,688       771,843

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Biogen Idec, Inc. (a).................     3,116  $    123,020
Boston Scientific Corp. (a)...........     5,107       119,350
Celgene Corp. (a).....................     1,750        95,060
Chiron Corp. (a)......................       800        34,896
Genentech, Inc. (a)...................     3,677       309,640
Genzyme Corp. (a).....................     2,134       152,880
Gilead Sciences, Inc. (a).............     3,811       185,824
Human Genome Sciences, Inc. (a).......     3,391        46,084
ImClone Systems, Inc. (a).............     1,102        34,658
Invitrogen Corp. (a)..................       735        55,294
MedImmune, Inc. (a)...................     3,043       102,397
Millennium Pharmaceuticals, Inc.
  (a).................................     5,145        48,003
Neurocrine Biosciences, Inc. (a)......     1,076        52,928
Techne Corp. (a)......................     1,008        57,436
                                                  ------------
                                                     2,231,059
                                                  ------------
BROADCASTING (TV, RADIO & CABLE) -- 1.8%
Cablevision Systems New York Group
  (Class A) (a).......................     2,318        71,093
Clear Channel Communications, Inc. ...     4,453       146,459
Comcast Corp. (Class A) (a)...........    16,892       496,287
Discovery Holding Co. (Class A) (a)...     2,217        32,013
EchoStar Communications Corp. (Class
  A)..................................     2,609        77,148
Journal Communications, Inc. (Class
  A)..................................     3,035        45,222
Liberty Global, Inc. (Class A) (a)....     3,063        82,946
Liberty Global, Inc. (Series C) (a)...     3,063        78,872
Liberty Media Corp. (Class A) (a).....    21,272       171,240
News Corp. (Class A)..................    19,224       299,702
Radio One, Inc. (Class A) (a).........     2,876        37,834
Sirius Satellite Radio, Inc. (a)......    11,638        76,229
The DIRECTV Group, Inc. (a)...........     8,395       125,757
Univision Communications, Inc. (Class
  A) (a)..............................     2,801        74,311
XM Satellite Radio Holdings, Inc.
  (Class A) (a).......................     2,210        79,361
                                                  ------------
                                                     1,894,474
                                                  ------------
BUILDING MATERIALS GROUP -- 0.2%
Martin Marietta Materials, Inc. ......       326        25,578
Masco Corp. ..........................     3,704       113,639
Simpson Manufacturing Co., Inc. ......       300        11,742
Vulcan Materials Co. .................     1,108        82,224
                                                  ------------
                                                       233,183
                                                  ------------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.6%
American Tower Corp. (Class A) (a)....     2,975        74,226
Crown Castle International Corp.
  (a).................................     3,048        75,072
Motorola, Inc. .......................    18,749       414,166
NII Holdings, Inc. (a)................       738        62,324
                                                  ------------
                                                       625,788
                                                  ------------
CHEMICALS -- 1.0%
Air Products and Chemicals, Inc. .....     1,894       104,435
E. I. du Pont de Nemours & Co. .......     7,397       289,741
Eastman Chemical Co. .................     1,103        51,808
Lyondell Chemical Co. ................     2,470        70,691
Praxair, Inc. ........................     2,889       138,470
Rohm & Haas Co. ......................     1,632        67,124
The Dow Chemical Co. .................     7,388       307,858
                                                  ------------
                                                     1,030,127
                                                  ------------
CHEMICALS (DIVERSIFIED) -- 0.4%
Ashland, Inc. ........................       883        48,777
Chemtura Corp. .......................     2,644        32,839
Ecolab, Inc. .........................     2,255        72,002

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Engelhard Corp. ......................     1,933  $     53,950
Fisher Scientific International, Inc.
  (a).................................     1,149        71,295
Nalco Holding Co. (a).................       600        10,122
PPG Industries, Inc. .................     1,596        94,467
                                                  ------------
                                                       383,452
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 1.3%
3Com Corp. (a)........................     9,977        40,706
ADC Telecommunications, Inc. (a)......     1,846        42,200
Andrew Corp. (a)......................     3,023        33,706
Avaya, Inc. (a).......................     5,050        52,015
Comverse Technology, Inc. (a).........     2,256        59,265
Corning, Inc. (a).....................    11,512       222,527
Harris Corp. .........................     1,801        75,282
JDS Uniphase Corp. (a)................    21,126        46,900
Lucent Technologies, Inc. (a).........    38,422       124,871
Plantronics, Inc. ....................       400        12,324
QUALCOMM, Inc. .......................    12,571       562,552
Scientific-Atlanta, Inc. .............     1,729        64,855
Tellabs, Inc. (a).....................     5,865        61,700
                                                  ------------
                                                     1,398,903
                                                  ------------
COMPUTERS (HARDWARE) -- 2.7%
Apple Computer, Inc. (a)..............     6,495       348,197
Dell, Inc. (a)........................    16,681       570,490
Hewlett-Packard Co. ..................    22,479       656,387
International Business Machines
  Corp. ..............................    12,489     1,001,868
Juniper Networks, Inc. (a)............     4,365       103,843
NCR Corp. (a).........................     1,954        62,352
Sun Microsystems, Inc. (a)............    30,839       120,889
                                                  ------------
                                                     2,864,026
                                                  ------------
COMPUTERS (NETWORKING) -- 0.8%
Cisco Systems, Inc. (a)...............    50,202       900,122
                                                  ------------
COMPUTERS (PERIPHERALS) -- 0.5%
EMC Corp. (a).........................    19,478       252,045
Lexmark International, Inc. (a).......     1,197        73,077
National Instruments Corp. ...........       400         9,856
SanDisk Corp. (a).....................     2,021        97,513
Seagate Technology....................     2,400        38,040
Sterling Financial Corp. .............     3,027        60,994
Western Digital Corp. (a).............     2,731        35,312
                                                  ------------
                                                       566,837
                                                  ------------
COMPUTER SOFTWARE/SERVICES -- 4.8%
Activision, Inc. (a)..................     2,579        52,741
Adobe Systems, Inc. ..................     4,263       127,251
Affiliated Computer Services, Inc.
  (a).................................     1,239        67,649
Autodesk, Inc. .......................     2,233       103,701
Avid Technology, Inc. (a).............       698        28,897
BMC Software, Inc. (a)................     2,892        61,021
Citrix Systems, Inc. (a)..............     2,489        62,573
Computer Associates International,
  Inc. ...............................     4,261       118,498
Compuware Corp. (a)...................     6,362        60,439
EarthLink, Inc. (a)...................     4,111        43,988
eBay, Inc. (a)........................     7,817       322,060
Electronic Arts, Inc. (EA) (a)........     2,491       141,713
Expedia, Inc. (a).....................     2,329        46,137
Google, Inc. (Class A) (a)............     1,311       414,879
IAC/InterActiveCorp (a)...............     2,329        59,040
Intuit, Inc. (a)......................     1,872        83,884
Jack Henry & Associates, Inc. ........       600        11,640
Macromedia, Inc. (a)..................     1,053        42,826
McAfee, Inc. (a)......................     1,915        60,169

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Mercury Interactive Corp. (a).........     1,214  $     48,074
Microsoft Corp. ......................    72,661     1,869,568
Network Appliance, Inc. (a)...........     3,417        81,120
Novell, Inc. (a)......................     5,870        43,732
Oracle Corp. (a)......................    31,248       387,163
Palm, Inc. (a)........................       300         8,499
Parametric Technology Corp. (a).......     6,709        46,762
Red Hat, Inc. (a).....................     2,886        61,154
Siebel Systems, Inc. .................     5,733        59,222
Symantec Corp. (a)....................    10,621       240,672
The BISYS Group, Inc. (a).............     2,895        38,880
Unisys Corp. (a)......................     5,630        37,383
Yahoo!, Inc. (a)......................     9,132       309,027
                                                  ------------
                                                     5,140,362
                                                  ------------
CONSUMER FINANCE -- 0.7%
Capital One Financial Corp. ..........     1,972       156,814
H&R Block, Inc. ......................     2,663        63,859
MBNA Corp. ...........................     9,322       229,694
Moody's Corp. ........................     2,380       121,570
SLM Corp. ............................     3,449       185,004
                                                  ------------
                                                       756,941
                                                  ------------
CONTAINERS (METALS & GLASS) -- 0.1%
Crown Holdings, Inc. (a)..............     2,566        40,902
Owens-Illinois, Inc. (a)..............     2,017        41,591
                                                  ------------
                                                        82,493
                                                  ------------
CONTAINERS/PACKAGING (PAPER) -- 0.2%
Longview Fibre Co. ...................     2,141        41,728
Pactiv Corp. (a)......................     2,471        43,292
Sealed Air Corp. (a)..................     1,219        57,854
Temple-Inland, Inc. ..................     1,331        54,371
                                                  ------------
                                                       197,245
                                                  ------------
DISTRIBUTORS (FOOD & HEALTH) -- 0.7%
AmerisourceBergen Corp. ..............     1,142        88,277
Cardinal Health, Inc. ................     3,579       227,052
McKesson Corp. .......................     2,592       122,990
Patterson Cos., Inc. (a)..............     1,358        54,361
SCP Pool Corp. .......................     1,331        46,492
SUPERVALU, Inc. ......................     1,728        53,775
Sysco Corp. ..........................     5,276       165,508
                                                  ------------
                                                       758,455
                                                  ------------
ELECTRIC COMPANIES -- 3.0%
Allegheny Energy, Inc. (a)............     2,050        62,976
Ameren Corp. .........................     1,670        89,328
American Electric Power Co., Inc. ....     3,346       132,836
Central Vermont Public Service
  Corp. ..............................     2,839        49,683
Cinergy Corp. ........................       800        35,528
CMS Energy Corp. (a)..................     3,291        54,137
Consolidated Edison, Inc. ............       600        29,130
Constellation Energy Group, Inc. .....     1,680       103,488
Dominion Resources, Inc. .............     2,480       213,627
DTE Energy Co. .......................       800        36,688
Duke Energy Corp. ....................     7,025       204,919
Edison International..................     2,809       132,810
Energy East Corp. ....................     2,698        67,963
Entergy Corp. ........................     1,728       128,425
Exelon Corp. .........................     5,159       275,697
FirstEnergy Corp. ....................     2,611       136,085
FPL Group, Inc. ......................     2,697       128,377
Green Mountain Power Corp. ...........     1,998        65,794
MGE Energy, Inc. .....................     1,857        67,799

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Northeast Utilities...................       888  $     17,716
Pepco Holdings, Inc. .................     3,488        81,166
PG&E Corp. ...........................     3,595       141,104
PPL Corp. ............................     3,671       118,683
Progress Energy, Inc. ................       600        26,850
Public Service Enterprise Group,
  Inc. ...............................     2,015       129,685
TECO Energy, Inc. ....................     3,814        68,728
The AES Corp. (a).....................     6,067        99,681
The Southern Co. .....................     5,031       179,909
TXU Corp. ............................     1,698       191,670
Unitil Corp. .........................     2,292        64,405
Xcel Energy, Inc. ....................     5,031        98,658
                                                  ------------
                                                     3,233,545
                                                  ------------
ELECTRICAL EQUIPMENT -- 0.4%
Cooper Industries Ltd. (Class A)......     1,078        74,533
Emerson Electric Co. .................     3,158       226,744
Rockwell Automation, Inc. ............     1,604        84,852
                                                  ------------
                                                       386,129
                                                  ------------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.2%
Arrow Electronics, Inc. (a)...........     1,905        59,741
Avnet, Inc. (a).......................     2,190        53,545
CDW Corp. ............................       937        55,208
Sanmina-SCI Corp. (a).................     7,823        33,561
Solectron Corp. (a)...................    12,589        49,223
                                                  ------------
                                                       251,278
                                                  ------------
ELECTRONICS (DEFENSE) -- 0.1%
Raytheon Co. .........................     3,764       143,107
                                                  ------------
ELECTRONICS (INSTRUMENT) -- 0.5%
Agilent Technologies, Inc. (a)........     4,244       138,991
Amphenol Corp. (Class A)..............     1,209        48,771
PerkinElmer, Inc. ....................     2,376        48,399
Symbol Technologies, Inc. ............     3,371        32,631
Synopsys, Inc. (a)....................     2,839        53,657
Tektronix, Inc. ......................     1,866        47,079
Trimble Navigation Ltd. (a)...........     1,102        37,126
Vishay Intertechnology, Inc. (a)......     3,350        40,033
Waters Corp. (a)......................     1,348        56,077
                                                  ------------
                                                       502,764
                                                  ------------
ELECTRONICS (SEMICONDUCTORS) -- 2.9%
Advanced Micro Devices, Inc. (a)......     3,797        95,685
Altera Corp. (a)......................     3,464        66,197
Analog Devices, Inc. .................     3,145       116,805
Broadcom Corp. (Class A) (a)..........     2,443       114,601
Freescale Semiconductor, Inc. (Class
  B) (a)..............................     4,016        94,697
Gentex Corp. .........................     2,936        51,086
Intel Corp. ..........................    47,223     1,164,047
International Rectifier Corp. (a).....       967        43,592
Intersil Corp. (Class A)..............     2,541        55,343
Linear Technology Corp. ..............     2,558        96,155
LSI Logic Corp. (a)...................     5,403        53,220
Maxim Integrated Products, Inc. ......     2,867       122,278
MEMC Electronic Materials, Inc. (a)...     2,421        55,175
Microchip Technology, Inc. ...........     2,117        63,764
Micron Technology, Inc. (a)...........     6,574        87,434
Microsemi Corp. (a)...................       500        12,770
Molex, Inc. ..........................     2,044        54,534
National Semiconductor Corp. .........     3,417        89,867
NVIDIA Corp. (a)......................     1,751        60,024
QLogic Corp. (a)......................     1,247        42,647

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Teradyne, Inc. (a)....................     3,093  $     51,035
Texas Instruments, Inc. ..............    13,131       445,141
Xilinx, Inc. .........................     3,065        85,360
                                                  ------------
                                                     3,121,457
                                                  ------------
ENGINEERING & CONSTRUCTION -- 0.1%
Fluor Corp. ..........................       969        62,384
Jacobs Engineering Group, Inc. (a)....       969        65,311
URS Corp. (a).........................       300        12,117
                                                  ------------
                                                       139,812
                                                  ------------
ENTERTAINMENT -- 1.3%
The Walt Disney Co. ..................    15,219       367,234
Time Warner, Inc. ....................    33,899       613,911
Viacom, Inc. (Class B)................    11,380       375,654
                                                  ------------
                                                     1,356,799
                                                  ------------
EQUIPMENT (SEMICONDUCTORS) -- 0.4%
Applied Materials, Inc. ..............    13,549       229,791
KLA-Tencor Corp. .....................     1,822        88,841
Lam Research Corp. (a)................     1,713        52,195
Novellus Systems, Inc. (a)............     1,955        49,031
                                                  ------------
                                                       419,858
                                                  ------------
FINANCIAL (DIVERSIFIED) -- 5.4%
American Express Co. .................     8,029       461,186
AmSouth Bancorporation................       600        15,156
Chicago Mercantile Exchange Holdings,
  Inc. ...............................       289        97,480
CIT Group, Inc. ......................     2,101        94,923
Citigroup, Inc. ......................    37,717     1,716,878
CompuCredit Corp. (a).................       300        13,326
Countrywide Financial Corp. ..........     4,552       150,125
E*TRADE Financial Corp. (a)...........     4,745        83,512
Equity Office Properties Trust........     3,423       111,966
Fannie Mae............................     7,330       328,531
First Commonwealth Financial Corp. ...     5,464        72,835
Fiserv, Inc. (a)......................     1,948        89,355
Franklin Resources, Inc. .............     1,288       108,140
Freddie Mac...........................     5,169       291,842
Friedman, Billings, Ramsey Group, Inc.
  (Class A)...........................     2,934        29,897
Janus Capital Group, Inc. ............     3,730        53,899
JPMorgan Chase & Co. .................    25,749       873,664
Legg Mason, Inc. .....................     1,057       115,942
Marshall & Ilsley Corp. ..............       800        34,808
MBIA, Inc. ...........................     1,442        87,414
Morgan Stanley........................     7,438       401,206
Providian Financial Corp. (a).........     3,461        61,190
Regions Financial Corp. ..............     3,608       112,281
SEI Investments Co. ..................     1,552        58,324
State Street Corp. (b)................     2,682       131,203
T. Rowe Price Group, Inc. ............       953        62,231
Waddell & Reed Financial, Inc. (Class
  A)..................................     2,667        51,633
Westcorp..............................       200        11,780
                                                  ------------
                                                     5,720,727
                                                  ------------
FOODS -- 1.8%
Archer-Daniels-Midland Co. ...........     5,567       137,282
Brinker International, Inc. ..........       614        23,062
Campbell Soup Co. ....................     2,694        80,146
ConAgra Foods, Inc. ..................     4,869       120,508
Dean Foods Co. (a)....................     1,914        74,378
Del Monte Foods Co. (a)...............     5,071        54,412
Flowers Foods, Inc. ..................     2,210        60,289

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
General Mills, Inc. ..................     2,893  $    139,443
H.J. Heinz Co. .......................     3,138       114,662
Kellogg Co. ..........................       600        27,678
Kraft Foods, Inc. (Class A)...........     1,000        30,590
PepsiCo, Inc. ........................    12,142       688,573
Pilgrim's Pride Corp. ................       300        10,920
Sara Lee Corp. .......................     6,951       131,721
The Hershey Co. ......................     1,472        82,888
TreeHouse Foods, Inc. (a).............       382        10,268
Tyson Foods, Inc. (Class A)...........     3,452        62,309
Wm. Wrigley Jr. Co. ..................       400        28,752
                                                  ------------
                                                     1,877,881
                                                  ------------
FOOTWEAR -- 0.2%
NIKE, Inc. (Class B)..................     1,495       122,111
Wolverine World Wide, Inc. ...........     2,194        46,184
                                                  ------------
                                                       168,295
                                                  ------------
GAMING, LOTTERY, & PARIMUTUEL -- 0.4%
GTECH Holdings Corp. .................     1,599        51,264
Harrah's Entertainment, Inc. .........     1,850       120,601
International Game Technology.........     3,233        87,291
MGM Mirage, Inc. (a)..................     1,384        60,578
Scientific Games Corp. (Class A)
  (a).................................     1,655        51,305
Station Casinos, Inc. ................       625        41,475
                                                  ------------
                                                       412,514
                                                  ------------
HARDWARE & TOOLS -- 0.1%
The Black & Decker Corp. .............       833        68,381
                                                  ------------
HEALTH CARE (DIVERSIFIED) -- 2.3%
Abbott Laboratories...................    11,692       495,741
Baxter International, Inc. ...........     5,035       200,745
Bristol-Myers Squibb Co. .............    14,910       358,735
Johnson & Johnson, Inc. ..............    21,738     1,375,581
                                                  ------------
                                                     2,430,802
                                                  ------------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 3.6%
Allergan, Inc. .......................     1,222       111,959
Barr Pharmaceuticals, Inc. (a)........     1,053        57,831
Cephalon, Inc. (a)....................     1,228        57,004
Eli Lilly & Co. ......................     7,422       397,225
Forest Laboratories, Inc. (a).........     3,303       128,718
Hospira, Inc. (a).....................     1,805        73,951
IVAX Corp. (a)........................     2,603        68,615
King Pharmaceuticals, Inc. (a)........     1,689        25,977
Merck & Co., Inc. ....................    16,954       461,318
Mylan Laboratories, Inc. .............     3,176        61,170
Omnicare, Inc. .......................     1,356        76,248
OSI Pharmaceuticals, Inc. (a).........       400        11,696
Pfizer, Inc. .........................    57,176     1,427,685
Schering-Plough Corp. ................    11,762       247,590
Sepracor, Inc. (a)....................     1,120        66,069
Watson Pharmaceuticals, Inc. (a)......     1,571        57,514
Wyeth.................................    10,370       479,820
                                                  ------------
                                                     3,810,390
                                                  ------------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.3%
HCA, Inc. ............................     3,088       147,977
Health Management Associates, Inc.
  (Class A)...........................     2,427        56,962
Tenet Healthcare Corp. (a)............     5,438        61,069
Triad Hospitals, Inc. (a).............       942        42,644
                                                  ------------
                                                       308,652
                                                  ------------

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
HEALTH CARE (MANAGED CARE) -- 1.3%
CIGNA Corp. ..........................     1,135  $    133,771
Coventry Health Care, Inc. (a)........     1,046        89,977
Express Scripts, Inc. (Class A) (a)...     1,373        85,401
Health Net, Inc. (a)..................     1,579        74,718
Humana, Inc. (a)......................     1,650        79,002
Lincare Holdings, Inc. (a)............     1,296        53,201
Manor Care, Inc. .....................     1,252        48,089
Medco Health Solutions, Inc. (a)......     2,385       130,769
PacifiCare Health Systems, Inc. (a)...       876        69,887
Renal Care Group, Inc. (a)............     1,028        48,645
UnitedHealth Group, Inc. .............     9,858       554,020
                                                  ------------
                                                     1,367,480
                                                  ------------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.8%
Advanced Medical Optics, Inc. (a).....     1,159        43,984
Applera Corp.  --  Applied
Biosystems Group......................     3,201        74,391
Bausch & Lomb, Inc. ..................       671        54,136
Becton, Dickinson & Co. ..............     2,056       107,796
Biomet, Inc. .........................     2,232        77,473
C. R. Bard, Inc. .....................     1,073        70,850
Cytyc Corp. (a).......................     1,892        50,800
Dade Behring Holdings, Inc. ..........     1,717        62,945
Edwards Lifesciences Corp. (a)........     1,122        49,828
Guidant Corp. ........................     2,438       167,954
Henry Schein, Inc. (a)................     1,397        59,540
Kinetic Concepts, Inc. (a)............       744        42,259
Medtronic, Inc. ......................     8,999       482,526
Millipore Corp. (a)...................       915        57,544
St. Jude Medical, Inc. (a)............     3,137       146,812
Stryker Corp. ........................     2,408       119,028
Varian Medical Systems, Inc. (a)......     1,644        64,955
Zimmer Holdings, Inc. (a).............     2,009       138,400
                                                  ------------
                                                     1,871,221
                                                  ------------
HEALTH CARE (SPECIAL SERVICES) -- 0.3%
American Healthways, Inc. (a).........       200         8,480
DaVita, Inc. (a)......................     1,184        54,547
IMS Health, Inc. .....................     2,894        72,842
Laboratory Corp. of America Holdings
  (a).................................     1,398        68,097
Quest Diagnostics, Inc. ..............     1,423        71,918
VCA Antech, Inc. (a)..................     1,772        45,221
WebMD Corp. (a).......................     4,639        51,400
                                                  ------------
                                                       372,505
                                                  ------------
HOMEBUILDING -- 0.6%
Beazer Homes USA, Inc. ...............       763        44,765
Centex Corp. .........................     1,227        79,240
D.R. Horton, Inc. ....................     2,807       101,670
KB HOME...............................       869        63,611
Lennar Corp. (Class A)................     1,272        76,015
NVR, Inc. (a).........................        70        61,946
Pulte Homes, Inc. ....................     1,992        85,497
The Ryland Group, Inc. ...............       675        46,183
Toll Brothers, Inc. (a)...............     1,047        46,769
                                                  ------------
                                                       605,696
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.3%
Bassett Furniture Industries, Inc. ...     2,783  $     51,820
Harman International Industries,
  Inc. ...............................       744        76,089
Kimball International, Inc. (Class
  B)..................................     4,060        49,085
Leggett & Platt, Inc. ................     2,372        47,914
National Presto Industries, Inc. .....       409        17,509
Whirlpool Corp. ......................       820        62,132
                                                  ------------
                                                       304,549
                                                  ------------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 1.6%
American Greetings Corp. (Class A)....     1,732        47,457
Church & Dwight Co., Inc. ............     1,568        57,922
Colgate-Palmolive Co. ................     4,005       211,424
Energizer Holdings, Inc. (a)..........       982        55,679
Kimberly-Clark Corp. .................     3,305       196,747
The Clorox Co. .......................     1,141        63,371
The Procter & Gamble Co. .............    18,063     1,074,026
                                                  ------------
                                                     1,706,626
                                                  ------------
HOUSEWARES -- 0.2%
Fortune Brands, Inc. .................     1,237       100,605
Newell Rubbermaid, Inc. ..............     3,248        73,567
                                                  ------------
                                                       174,172
                                                  ------------
INSURANCE BROKERS -- 0.2%
Aon Corp. ............................     2,877        92,294
Marsh & McLennan Cos., Inc. ..........     4,308       130,920
                                                  ------------
                                                       223,214
                                                  ------------
INSURANCE (LIFE/HEALTH) -- 1.2%
Aetna, Inc. ..........................     2,396       206,392
AFLAC, Inc. ..........................     4,128       186,998
Lincoln National Corp. ...............     1,863        96,913
MetLife, Inc. ........................     3,523       175,551
Reinsurance Group of America, Inc. ...       300        13,410
The Phoenix Cos., Inc. ...............     3,990        48,678
The Principal Financial Group,
  Inc. ...............................     2,817       133,441
UnumProvident Corp. ..................     3,966        81,303
WellPoint, Inc. (a)...................     4,579       347,180
                                                  ------------
                                                     1,289,866
                                                  ------------
INSURANCE (MULTI-LINE) -- 2.8%
ACE Ltd. .............................     2,100        98,847
Alfa Corp. ...........................     4,316        71,991
Ambac Financial Group, Inc............     1,141        82,220
American International Group, Inc. ...    17,206     1,066,084
Assurant, Inc. .......................     1,886        71,781
Berkshire Hathaway, Inc. (Class A)
  (a).................................         8       656,000
Cincinnati Financial Corp. ...........     1,119        46,875
Genworth Financial, Inc. (Class A)....     2,844        91,690
Leucadia National Corp. ..............     1,240        53,444
Loews Corp. ..........................     1,248       115,328
MGIC Investment Corp. ................     1,116        71,647
Prudential Financial, Inc. ...........     4,012       271,051
Radian Group, Inc. ...................     1,314        69,773
The Hartford Financial Services Group,
  Inc. ...............................     2,292       176,874
XL Capital Ltd. (Class A).............     1,000        68,030
                                                  ------------
                                                     3,011,635
                                                  ------------
INSURANCE (PROPERTY/CASUALTY) -- 1.1%
Allmerica Financial Corp. (a).........     1,352        55,621
Fidelity National Financial, Inc. ....     1,977        88,016
Philadelphia Consolidated Holding
  Corp. (a)...........................       100         8,490
ProAssurance Corp. (a)................     1,345        62,771

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
SAFECO Corp. .........................     1,441  $     76,921
Selective Insurance Group, Inc. ......     1,276        62,397
The Allstate Corp. ...................     4,845       267,880
The Chubb Corp. ......................     1,506       134,862
The Progressive Corp. ................     1,429       149,716
The St. Paul Travelers Cos., Inc. ....     5,404       242,478
                                                  ------------
                                                     1,149,152
                                                  ------------
INVESTMENT BANKING/BROKERAGE -- 1.2%
Ameritrade Holding Corp. (a)..........     2,015        43,282
Lehman Brothers Holdings, Inc. .......     2,122       247,171
Merrill Lynch & Co., Inc. ............     6,273       384,848
The Bear Stearns Cos., Inc. ..........       843        92,519
The Charles Schwab Corp. .............    10,599       152,944
The Goldman Sachs Group, Inc. ........     3,065       372,643
                                                  ------------
                                                     1,293,407
                                                  ------------
LEISURE TIME (PRODUCTS) -- 0.4%
Brunswick Corp. ......................     1,383        52,181
Carnival Corp. .......................     3,451       172,481
Hasbro, Inc. .........................     2,794        54,902
Mattel, Inc. .........................     4,406        73,492
The Topps Co., Inc. ..................     5,497        45,130
                                                  ------------
                                                       398,186
                                                  ------------
LODGING (HOTELS) -- 0.4%
Hilton Hotels Corp. ..................     3,658        81,646
Host Marriott Corp. ..................     4,490        75,881
La Quinta Corp. (a)...................     4,731        41,112
Marriott International, Inc. (Class
  A)..................................     1,594       100,422
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B)......................     1,821       104,107
Wynn Resorts Ltd. (a).................       864        39,010
                                                  ------------
                                                       442,178
                                                  ------------
MACHINERY (DIVERSIFIED) -- 0.7%
Caterpillar, Inc. ....................     5,197       305,324
Deere & Co. ..........................     2,019       123,563
Dover Corp. ..........................     1,525        62,205
IDEX Corp. ...........................     1,713        72,888
Joy Global, Inc. .....................     1,375        69,382
The Timken Co. .......................     2,184        64,712
                                                  ------------
                                                       698,074
                                                  ------------
MANUFACTURING (DIVERSIFIED) -- 5.0%
3M Co. ...............................     5,071       372,008
American Standard Cos., Inc. .........     1,776        82,673
Crane Co. ............................       400        11,896
Danaher Corp. ........................     2,195       118,157
Donaldson Co., Inc. ..................       452        13,800
Eaton Corp. ..........................     1,417        90,050
Federal Signal Corp. .................     2,968        50,723
General Electric Co. .................    78,202     2,633,061
Harsco Corp. .........................       910        59,669
Honeywell International, Inc. ........     6,194       232,275
Illinois Tool Works, Inc. ............     1,884       155,110
Ingersoll-Rand Co., Ltd. (Class A)....     3,010       115,072
ITT Industries, Inc. .................       926       105,194
Johnson Controls, Inc. ...............     1,738       107,843
Parker-Hannifin Corp. ................     1,257        80,838
Pentair, Inc. ........................     1,370        50,005
Roper Industries, Inc. ...............     1,473        57,874
SPX Corp. ............................     1,149        52,796
Textron, Inc. ........................     1,191        85,418
Thermo Electron Corp. (a).............     1,194        36,895

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Tyco International Ltd. ..............    15,100  $    420,535
United Technologies Corp. ............     6,775       351,216
                                                  ------------
                                                     5,283,108
                                                  ------------
MANUFACTURING (SPECIALIZED) -- 0.3%
Avery Dennison Corp. .................     1,281        67,112
CLARCOR, Inc. ........................       400        11,488
Jabil Circuit, Inc. (a)...............     1,949        60,263
Pall Corp. ...........................     2,348        64,570
Watts Water Technologies, Inc. (Class
  A)..................................     1,652        47,660
Zebra Technologies Corp. (Class A)
  (a).................................     1,053        41,162
                                                  ------------
                                                       292,255
                                                  ------------
METALS MINING -- 0.6%
Arch Coal, Inc. ......................       836        56,430
CONSOL Energy, Inc. ..................     1,119        85,346
Freeport-McMoRan Copper & Gold, Inc.
  (Class B)...........................     2,027        98,492
Massey Energy Co. ....................     1,197        61,131
Newmont Mining Corp. .................     3,715       175,236
Peabody Energy Corp. .................       911        76,843
Phelps Dodge Corp. ...................       946       122,914
                                                  ------------
                                                       676,392
                                                  ------------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.7%
Cascade Natural Gas Corp. ............     3,215        69,991
Chesapeake Utilities Corp. ...........     2,018        70,933
El Paso Corp. ........................     6,750        93,825
EnergySouth, Inc. ....................     2,297        63,374
Enterprise Products Partners, L.P. ...     2,762        69,547
Kinder Morgan, Inc. ..................       800        76,928
Questar Corp. ........................       621        54,722
Sempra Energy.........................     1,932        90,920
The Williams Cos., Inc. ..............     5,473       137,099
                                                  ------------
                                                       727,339
                                                  ------------
OFFICE EQUIPMENT & SUPPLIES -- 0.1%
Acco Brands Corp. (a).................       303         8,549
Ennis, Inc. ..........................     3,022        50,770
Pitney Bowes, Inc. ...................     2,118        88,405
                                                  ------------
                                                       147,724
                                                  ------------
OIL (DOMESTIC INTEGRATED) -- 0.8%
Amerada Hess Corp. ...................       729       100,238
Apache Corp. .........................     2,576       193,767
Marathon Oil Corp. ...................     3,088       212,856
Occidental Petroleum Corp. ...........     2,966       253,385
Pacific Energy Partners LP............     1,899        60,483
                                                  ------------
                                                       820,729
                                                  ------------
OIL (INTERNATIONAL INTEGRATED) -- 4.9%
ChevronTexaco Corp. ..................    16,077     1,040,664
ConocoPhillips........................     9,285       649,114
Exxon Mobil Corp. ....................    47,568     3,022,471
Schlumberger Ltd. ....................     4,184       353,046
Superior Energy Services, Inc. (a)....     2,621        60,519
Tesoro Petroleum Corp. ...............       949        63,811
                                                  ------------
                                                     5,189,625
                                                  ------------
OIL & GAS (DRILLING & EQUIPMENT) -- 1.3%
Baker Hughes, Inc. ...................     2,400       143,232
ENSCO International, Inc. ............     1,805        84,095
GlobalSantaFe Corp. ..................     2,108        96,167
Grey Wolf, Inc. (a)...................     6,215        52,392
Halliburton Co. ......................     4,067       278,671
Nabors Industries Ltd. (a)............     1,426       102,430

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
National-Oilwell Varco, Inc. (a)......     1,692  $    111,334
Noble Corp. ..........................     1,340        91,736
Patterson-UTI Energy, Inc. ...........     2,241        80,855
Rowan Cos., Inc. .....................     1,869        66,331
Transocean, Inc. (a)..................     2,759       169,154
Weatherford International Ltd. (a)....     1,269        87,130
                                                  ------------
                                                     1,363,527
                                                  ------------
OIL & GAS (EXPLORATION/PRODUCTS) -- 2.0%
Anadarko Petroleum Corp. .............     1,947       186,425
BJ Services Co. ......................     2,980       107,250
Burlington Resources, Inc. ...........     3,153       256,402
Chesapeake Energy Corp. ..............     3,089       118,154
Cross Timbers Royalty Trust...........     1,308        71,025
Denbury Resources, Inc. (a)...........     1,348        67,993
Devon Energy Corp. ...................     3,808       261,381
Encore Aquisition Co. (a).............       300        11,655
EOG Resources, Inc. ..................     2,134       159,837
Grant Prideco, Inc. (a)...............     2,152        87,479
Kerr-McGee Corp. .....................       758        73,609
Murphy Oil Corp. .....................     1,649        82,236
Newfield Exploration Co. (a)..........       920        45,172
Noble Energy, Inc. ...................     1,768        82,919
Pioneer Natural Resources Co. ........     1,562        85,785
Plains Exploration & Production Co.
  (a).................................     1,424        60,976
Range Resources Corp. ................     1,699        65,598
Southwestern Energy Co. (a)...........       557        40,884
St. Mary Land & Exploration Co. ......     1,807        66,136
Ultra Petroleum Corp. (a).............     1,158        65,867
XTP Energy, Inc. .....................     3,300       149,556
                                                  ------------
                                                     2,146,339
                                                  ------------
OIL & GAS (REFINING & MARKETING) -- 0.4%
Crosstex Energy LP....................     1,317        52,956
Holly Corp. ..........................       200        12,796
Sunoco, Inc. .........................     1,489       116,440
Valero Energy Corp. ..................     2,535       286,607
                                                  ------------
                                                       468,799
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.5%
Georgia-Pacific Corp. ................     2,395        81,574
International Paper Co. ..............     4,217       125,666
MeadWestvaco Corp. ...................     2,751        75,983
Plum Creek Timber Co., Inc. ..........     2,408        91,287
Smurfit-Stone Container Corp. (a).....     4,139        42,880
Weyerhaeuser Co. .....................     1,916       131,725
                                                  ------------
                                                       549,115
                                                  ------------
PERSONAL CARE -- 0.5%
Avon Products, Inc. ..................     3,892       105,084
The Estee Lauder Cos., Inc. (Class
  A)..................................     1,566        54,544
The Gillette Co. .....................     6,707       390,347
                                                  ------------
                                                       549,975
                                                  ------------
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. ....................     2,902        70,606
Xerox Corp. (a).......................     8,639       117,922
                                                  ------------
                                                       188,528
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
POWER PRODUCERS (INDEPENDENT) -- 0.2%
American Power Conversion Corp. ......     2,460  $     63,714
Calpine Corp. (a).....................     3,400         8,806
Hubbell, Inc. (Class B)...............     1,169        54,861
NRG Energy, Inc. (a)..................     1,350        57,510
Reliant Energy, Inc. (a)..............     4,116        63,551
                                                  ------------
                                                       248,442
                                                  ------------
PUBLISHING -- 0.2%
Courier Corp. ........................     1,519        56,811
Dex Media, Inc. ......................       810        22,510
The McGraw-Hill Cos., Inc. ...........     3,208       154,112
                                                  ------------
                                                       233,433
                                                  ------------
PUBLISHING (NEWSPAPERS) -- 0.2%
Gannett Co., Inc. ....................     1,786       122,930
The New York Times Co. (Class A)......     1,017        30,256
Tribune Co. ..........................     2,106        71,372
                                                  ------------
                                                       224,558
                                                  ------------
RAILROADS -- 0.6%
Burlington Northern Santa Fe Corp. ...     3,094       185,021
CSX Corp. ............................     2,207       102,581
Kansas City Southern (a)..............       500        11,655
Norfolk Southern Corp. ...............     3,710       150,478
Union Pacific Corp. ..................     2,052       147,129
                                                  ------------
                                                       596,864
                                                  ------------
REAL ESTATE INVESTMENT TRUST -- 2.0%
Agree Realty Corp. ...................     2,070        58,478
American Financial Realty Trust.......     4,108        58,334
American Land Lease, Inc. ............     1,849        43,914
Anthracite Capital, Inc. .............     5,215        60,390
Archstone-Smith Trust.................     2,581       102,904
Ashford Hospitality Trust.............     4,595        49,442
Boston Properties, Inc. ..............       500        35,450
Commercial Net Lease Realty...........     4,199        83,980
Corporate Office Properties Trust.....     2,334        81,573
Correctional Properties Trust.........     2,434        71,584
Crescent Real Estate Equities Co. ....     3,903        80,051
Equity Residential....................     2,594        98,183
General Growth Properties, Inc. ......     2,261       101,587
Glimcher Realty Trust.................     2,582        63,182
GMH Communities Trust.................     3,475        50,978
Highland Hospitality Corp. ...........     4,605        47,247
HomeBanc Corp. .......................     4,752        36,685
Innkeepers USA Trust..................     3,806        58,803
Investors Real Estate Trust...........     6,333        60,163
LaSalle Hotel Properties..............     1,927        66,385
National Health Realty, Inc. .........     3,142        60,986
One Liberty Properties, Inc. .........     3,612        71,915
Pennsylvania Real Estate Investment
  Trust...............................     1,655        69,808
PMC Commercial Trust..................     4,829        64,853
Post Properties, Inc. ................       300        11,175
ProLogis..............................     2,151        95,311
Ramco-Gershenson Properties Trust.....     2,345        68,451
Simon Property Group, Inc. ...........     1,750       129,710
Tanger Factory Outlet Centers,
  Inc. ...............................     2,469        68,663
The St. Joe Co. ......................       844        52,708
Urstadt Biddle Properties (Class A)...     3,484        52,817
Vornado Realty Trust..................       300        25,986
                                                  ------------
                                                     2,081,696
                                                  ------------

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
RESTAURANTS -- 0.8%
Darden Restaurants, Inc. .............     1,785  $     54,211
McDonald's Corp. .....................     9,511       318,523
Panera Bread Co. (Class A) (a)........       200        10,236
Ruby Tuesday, Inc. ...................       500        10,880
Starbucks Corp. (a)...................     3,315       166,082
The Cheesecake Factory, Inc. (a)......     1,771        55,326
The Steak n Shake Co. (a).............     2,396        43,487
Wendy's International, Inc. ..........     1,254        56,618
Yum! Brands, Inc. ....................     2,574       124,607
                                                  ------------
                                                       839,970
                                                  ------------
RETAIL (BUILDING SUPPLIES) -- 0.9%
Lowe's Cos., Inc. ....................     5,430       349,692
The Home Depot, Inc. .................    16,585       632,552
                                                  ------------
                                                       982,244
                                                  ------------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.2%
Best Buy Co., Inc. ...................     3,399       147,958
Circuit City Stores, Inc. ............     2,654        45,543
RadioShack Corp. .....................     1,840        45,632
                                                  ------------
                                                       239,133
                                                  ------------
RETAIL (DEPARTMENT STORES) -- 0.4%
Federated Department Stores, Inc. ....     2,352       157,254
J. C. Penney Co., Inc. ...............     2,241       106,268
Kohl's Corp. (a)......................     2,532       127,056
Nordstrom, Inc. ......................     2,250        77,220
                                                  ------------
                                                       467,798
                                                  ------------
RETAIL (DISCOUNTERS) -- 0.2%
Big Lots, Inc. (a)....................     2,913        32,014
Dollar General Corp. .................     3,321        60,907
Dollar Tree Stores, Inc. (a)..........     1,851        40,074
Family Dollar Stores, Inc. ...........     2,002        39,780
Ross Stores, Inc. ....................     1,813        42,968
                                                  ------------
                                                       215,743
                                                  ------------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 1.4%
Costco Wholesale Corp. ...............     3,841       165,509
Limited Brands........................     3,163        64,620
Performance Food Group Co. (a)........     1,322        41,722
Sears Holdings Corp. (a)..............       753        93,688
Target Corp. .........................     6,369       330,742
Wal-Mart Stores, Inc. ................    18,556       813,124
                                                  ------------
                                                     1,509,405
                                                  ------------
RETAIL (SPECIALTY) -- 0.9%
Advance Auto Parts, Inc. (a)..........     1,296        50,129
Amazon.com, Inc. (a)..................     2,762       125,119
AutoNation, Inc. (a)..................     2,929        58,492
AutoZone, Inc. (a)....................       642        53,447
Bed Bath & Beyond, Inc. (a)...........     2,698       108,406
Foot Locker, Inc. ....................     1,861        40,830
Guitar Center, Inc. (a)...............       200        11,042
Michaels Stores, Inc. ................     1,495        49,425
O'Reilly Automotive, Inc. (a).........     1,805        50,865
Office Depot, Inc. (a)................     3,202        95,099
PETsMART, Inc. .......................     1,881        40,968
Staples, Inc. ........................     6,647       141,714
Tiffany & Co. ........................     1,709        67,967
Williams-Sonoma, Inc. (a).............     1,254        48,091
Zale Corp. (a)........................       400        10,872
                                                  ------------
                                                       952,466
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
RETAIL (SPECIALTY APPAREL) -- 0.5%
Abercrombie & Fitch Co. (Class A).....       911  $     45,413
American Eagle Outfitters, Inc. ......     1,521        35,789
Chico's FAS, Inc. (a).................     1,785        65,688
Liz Claiborne, Inc. ..................     1,613        63,423
The Gap, Inc. ........................     5,157        89,887
The Men's Wearhouse, Inc. (a).........       400        10,680
The Neiman Marcus Group, Inc. (Class
  A)..................................       432        43,178
The TJX Cos., Inc. ...................     4,128        84,542
Urban Outfitters, Inc. (a)............     1,612        47,393
                                                  ------------
                                                       485,993
                                                  ------------
RETAIL STORES (DRUG STORE) -- 0.7%
Caremark Rx, Inc. (a).................     3,881       193,778
CVS Corp. ............................     6,272       181,951
Walgreen Co. .........................     7,742       336,390
                                                  ------------
                                                       712,119
                                                  ------------
RETAIL STORES (FOOD CHAINS) -- 0.4%
Albertson's, Inc. ....................     2,820        72,333
Bob Evans Farms, Inc. ................     2,370        53,823
Safeway, Inc. ........................     3,991       102,170
The Kroger Co. (a)....................     5,739       118,166
Whole Foods Market, Inc. .............       574        77,174
                                                  ------------
                                                       423,666
                                                  ------------
SAVINGS & LOAN COMPANIES -- 0.4%
AmeriCredit Corp. (a).................     1,965        46,905
Golden West Financial Corp. ..........     2,203       130,836
Washington Mutual, Inc. ..............     5,665       222,181
                                                  ------------
                                                       399,922
                                                  ------------
SERVICES (ADVERTISING/MARKETING) -- 0.3%
Getty Images, Inc. (a)................       654        56,270
Lamar Advertising, Co. (Class A)
  (a).................................     1,254        56,882
Omnicom Group, Inc. ..................     1,533       128,205
The Interpublic Group of Cos., Inc.
  (a).................................     4,855        56,512
                                                  ------------
                                                       297,869
                                                  ------------
SERVICES (COMMERCIAL & CONSUMER) -- 1.6%
Accenture Ltd. (Class A)..............     3,400        86,564
ADESA, Inc. ..........................     1,767        39,051
Apollo Group, Inc. (Class A) (a)......     1,407        93,411
BEA Systems, Inc. (a).................     5,916        53,126
Career Education Corp. (a)............     1,365        48,539
CB Richard Ellis Group, Inc. (Class A)
  (a).................................     1,066        52,447
Cendant Corp. ........................     8,870       183,077
CheckFree Corp. (a)...................     1,232        46,594
ChoicePoint, Inc. (a).................     1,292        55,776
Cintas Corp. .........................     1,756        72,084
Connecticut Water Service, Inc. ......     2,461        60,836
Education Management Corp. (a)........     1,418        45,716
Equifax, Inc. ........................     1,707        59,643
Fastenal Co. .........................       984        60,113
Foundry Networks, Inc. (a)............       900        11,430
Iron Mountain, Inc. (a)...............     1,716        62,977
ITT Educational Services, Inc. (a)....       865        42,688
Laidlaw International, Inc. ..........     1,749        42,273
Laureate Education, Inc. (a)..........     1,002        49,068
Middlesex Water Co. ..................     3,234        72,603
Miller Herman, Inc. ..................     1,654        50,116
Monster Worldwide, Inc. (a)...........     1,621        49,781
Paychex, Inc. ........................     3,105       115,133

STREETTRACKS TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
Rent-A-Center, Inc. (a)...............       600  $     11,586
Robert Half International, Inc. ......     2,310        82,213
Sabre Holdings Corp. (Class A)........     2,358        47,820
Service Corp. International (a).......     5,974        49,524
Strayer Education, Inc. ..............       100         9,452
The Service Master Co. ...............     2,019        27,337
VeriSign, Inc. (a)....................     2,637        56,353
                                                  ------------
                                                     1,737,331
                                                  ------------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
Cognizant Technology Solutions Corp.
  (Class A) (a).......................     1,400        65,226
Computer Sciences Corp. (a)...........     1,825        86,341
Electronic Data Systems Corp. ........     4,957       111,235
                                                  ------------
                                                       262,802
                                                  ------------
SERVICES (DATA PROCESSING) -- 0.6%
Automatic Data Processing, Inc. ......     4,449       191,485
Cadence Design Systems, Inc. (a)......     3,976        64,252
Certegy, Inc. ........................     1,332        53,307
First Data Corp. .....................     5,842       233,680
NAVTEQ (a)............................     1,229        61,389
The Dunn & Bradstreet Corp. (a).......       950        62,576
                                                  ------------
                                                       666,689
                                                  ------------
SERVICES (EMPLOYMENT) -- 0.1%
Ceridian Corp. (a)....................     2,527        52,435
Manpower, Inc. .......................       634        28,144
                                                  ------------
                                                        80,579
                                                  ------------
SPECIALTY PRINTING -- 0.1%
R.R. Donnelley & Sons Co. ............     2,686        99,570
                                                  ------------
STEEL -- 0.1%
Nucor Corp. ..........................     1,523        89,842
Steel Dynamics, Inc. .................       300        10,188
United States Steel Corp. ............     1,394        59,036
                                                  ------------
                                                       159,066
                                                  ------------
TELEPHONE -- 2.1%
ALLTEL Corp. .........................     2,464       160,431
AT&T Corp. ...........................     6,899       136,600
BellSouth Corp. ......................    13,004       342,005
Citizens Communications Co. ..........     5,030        68,157
MCI, Inc. ............................     2,435        61,776
NTL, Inc. (a).........................       851        56,847
Qwest Communications International,
  Inc. (a)............................    16,948        69,487
SBC Communications, Inc. .............    23,807       570,654
SureWest Communications...............     1,634        46,863
Telephone & Data Systems, Inc. .......     1,337        52,143
Verizon Communications, Inc. .........    19,902       650,596
                                                  ------------
                                                     2,215,559
                                                  ------------
TELEPHONE (LONG DISTANCE) -- 0.5%
Sprint Corp. .........................    20,614       490,198
                                                  ------------
TEXTILES (APPAREL) -- 0.2%
Coach, Inc. (a).......................     3,513       110,168
Jones Apparel Group, Inc. ............     1,923        54,806
Quiksilver, Inc. (a)..................     2,783        40,214
                                                  ------------
                                                       205,188
                                                  ------------

SECURITY DESCRIPTION                     SHARES      VALUE
--------------------                     -------  ------------
TOBACCO -- 1.2%
Altria Group, Inc. ...................    15,108  $  1,113,611
Reynolds American, Inc. ..............       842        69,903
UST, Inc. ............................     1,720        71,999
                                                  ------------
                                                     1,255,513
                                                  ------------
TRUCKING -- 0.6%
C. H. Robinson Worldwide, Inc. .......       583        37,382
FedEx Corp. ..........................     2,178       189,769
J.B. Hunt Transport Services, Inc. ...     2,578        49,008
Landstar System, Inc. ................     1,882        75,336
United Parcel Service, Inc. (Class
  B)..................................     4,137       285,991
Yellow Roadway Corp. (a)..............       895        37,071
                                                  ------------
                                                       674,557
                                                  ------------
TRUCKS & PARTS -- 0.1%
Paccar, Inc. .........................     1,610       109,303
Proliance International, Inc. (a).....       426         2,334
                                                  ------------
                                                       111,637
                                                  ------------
WASTE MANAGEMENT -- 0.1%
Waste Management, Inc. ...............     5,027       143,822
                                                  ------------
TOTAL COMMON STOCKS -- (Cost
  $97,110,999)........................             105,941,300
                                                  ------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $177,673)................   177,673       177,673
                                                  ------------
TOTAL INVESTMENTS -- 99.9% (Cost
  $97,288,672)........................             106,118,973
OTHER ASSETS AND
  LIABILITIES -- 0.1%.................                 103,983
                                                  ------------
NET ASSETS -- 100.0%..................            $106,222,956
                                                  ============

(a) Non-income producing security
(b) Affiliated Issuer. See table below for more information.

                                     SHARES
                                  PURCHASED FOR   SHARES SOLD
                       NUMBER       THE THREE       FOR THE       NUMBER
                      OF SHARES      MONTHS       THREE MONTHS   OF SHARES
                       HELD AT        ENDED          ENDED        HELD AT
SECURITY DESCRIPTION   6/30/05       9/30/05        9/30/05       9/30/05
--------------------  ---------   -------------   ------------   ---------
State Street
  Corp. .............   2,796           0             114          2,682
(Cost $139,178)

                       INCOME
                       EARNED     REALIZED GAIN
                       FOR THE    ON SHARES SOLD
                        THREE       DURING THE
                       MONTHS      THREE MONTHS
                        ENDED         ENDED
SECURITY DESCRIPTION   9/30/05       9/30/05
--------------------  ---------   --------------
State Street
  Corp. .............   $503           $193

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
COMMON STOCKS -- 100.0%
BANKS (MAJOR REGIONAL) -- 2.6%
Compass Bancshares, Inc. ..............     4,153  $   190,332
Fifth Third Bancorp....................    18,688      686,410
Huntington Bancshares, Inc. ...........     7,583      170,390
Northern Trust Corp. ..................     6,286      317,758
                                                   -----------
                                                     1,364,890
                                                   -----------
BANKS (REGIONAL) -- 0.4%
Zions Bancorp..........................     3,063      218,116
                                                   -----------
BIOTECHNOLOGY -- 7.5%
Amgen, Inc. (a)........................    41,372    3,296,107
Chiron Corp. (a).......................     3,708      161,743
MedImmune, Inc. (a)....................     8,281      278,656
Sigma-Aldrich Corp. ...................     2,228      142,726
                                                   -----------
                                                     3,879,232
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 4.2%
Comcast Corp. (Class A) (a)............    73,656    2,164,013
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.2%
ADC Telecommunications, Inc. (a).......     3,863       88,308
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 5.8%
Andrew Corp. (a).......................     5,549       61,871
CIENA Corp. (a)........................    17,496       46,190
Comverse Technology, Inc. (a)..........     6,611      173,671
JDS Uniphase Corp. (a).................    52,478      116,501
QUALCOMM, Inc. ........................    54,727    2,449,033
Tellabs, Inc. (a)......................    15,134      159,210
                                                   -----------
                                                     3,006,476
                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.6%
KLA-Tencor Corp. ......................     6,671      325,278
                                                   -----------
COMPUTERS (HARDWARE) -- 9.0%
Apple Computer, Inc. (a)...............    27,888    1,495,076
Dell, Inc. (a).........................    80,475    2,752,245
Sun Microsystems, Inc. (a).............   114,693      449,596
                                                   -----------
                                                     4,696,917
                                                   -----------
COMPUTERS (NETWORKING) -- 8.0%
Cisco Systems, Inc. (a)................   214,408    3,844,335
Network Appliance, Inc. (a)............    12,378      293,854
                                                   -----------
                                                     4,138,189
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 30.4%
Adobe Systems, Inc. ...................    16,556      494,197
Autodesk, Inc. ........................     7,701      357,634
Citrix Systems, Inc. (a)...............     5,731      144,077
Compuware Corp. (a)....................    13,102      124,469
eBay, Inc. (a).........................    37,248    1,534,618
Electronic Arts, Inc. (a)..............    10,192      579,823
Intuit, Inc. (a).......................     6,084      272,624
Mercury Interactive Corp. (a)..........     2,838      112,385
Microsoft Corp. .......................   308,908    7,948,203
Novell, Inc. (a).......................    12,964       96,582
Oracle Corp. (a).......................   126,603    1,568,611
Parametric Technology Corp. (a)........     9,292       64,765
Siebel Systems, Inc. ..................    17,617      181,984
Symantec Corp. (a).....................    40,200      910,924
Yahoo!, Inc. (a).......................    42,079    1,423,953
                                                   -----------
                                                    15,814,849
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
ELECTRICAL EQUIPMENT -- 0.3%
American Power Conversion Corp. .......     5,730  $   148,407
                                                   -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.1%
Sanmina-SCI Corp. (a)..................    16,673       71,527
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 14.5%
Altera Corp. (a).......................    12,504      238,952
Applied Micro Circuits Corp. (a).......     9,657       28,971
Broadcom Corp. (Class A) (a)...........     9,516      446,396
Intel Corp. ...........................   204,446    5,039,594
Linear Technology Corp. ...............    10,317      387,816
Maxim Integrated Products, Inc. .......    10,983      468,425
Molex, Inc. ...........................     4,878      130,145
Novellus Systems, Inc. (a).............     4,492      112,659
NVIDIA Corp. (a).......................     5,512      188,951
PMC-Sierra, Inc. (a)...................     6,272       55,256
QLogic Corp. (a).......................     2,953      100,993
Xilinx, Inc. ..........................    11,785      328,212
                                                   -----------
                                                     7,526,370
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.8%
Applied Materials, Inc. ...............    54,445      923,387
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 0.6%
Fiserv, Inc. (a).......................     6,199      284,348
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 2.3%
Biogen Idec, Inc. (a)..................    11,290      445,729
Gilead Sciences, Inc. (a)..............    15,322      747,101
                                                   -----------
                                                     1,192,830
                                                   -----------
HEALTH CARE (MANAGED CARE) -- 0.6%
Express Scripts, Inc. (Class A) (a)....     5,026      312,617
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.7%
Biomet, Inc. ..........................     8,237      285,906
Genzyme Corp. (a)......................     8,554      612,809
                                                   -----------
                                                       898,715
                                                   -----------
INSURANCE (MULTI-LINE) -- 0.5%
Cincinnati Financial Corp. ............     5,924      248,156
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.4%
SAFECO Corp. ..........................     4,164      222,274
                                                   -----------
INVESTMENT MANAGEMENT -- 0.6%
T. Rowe Price Group, Inc. .............     4,360      284,708
                                                   -----------
RESTAURANTS -- 1.3%
Starbucks Corp. (a)....................    12,897      646,140
                                                   -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 1.3%
Costco Wholesale Corp. ................    16,087      693,189
                                                   -----------
RETAIL (SPECIALTY) -- 2.6%
Bed Bath & Beyond, Inc. (a)............     9,934      399,148
Sears Holdings Corp. (a)...............     3,376      420,042
Staples, Inc. .........................    24,693      526,455
                                                   -----------
                                                     1,345,645
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 0.2%
Monster Worldwide, Inc. (a)............     3,958      121,550
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.0%
Apollo Group, Inc. (Class A) (a).......     4,932      327,436
Cintas Corp. ..........................     4,689      192,483
                                                   -----------
                                                       519,919
                                                   -----------
SERVICES (DATA PROCESSING) -- 0.8%
Paychex, Inc. .........................    11,159      413,776
                                                   -----------

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      -------  -----------
TRUCKS & PARTS -- 0.7%
Paccar, Inc. ..........................     5,680  $   385,615
                                                   -----------
TOTAL COMMON STOCKS -- (Cost
  $52,647,203).........................             51,935,441
                                                   -----------
SHORT TERM INVESTMENTS -- 0.0%(b)
MONEY MARKET FUND -- 0.0% (b)
AIM Short Term Investment Class Prime
  Fund (Cost $18,278)..................    18,278       18,278
                                                   -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $52,665,481).........................             51,953,719
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)..................................                 (1,369)
                                                   -----------
NET ASSETS -- 100.0%...................            $51,952,350
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.005% of net assets.

NOTES
--------------------------------------------------------------------------------

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by Pricing Committee in accordance with procedures approved by the Board of Trustees.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2005 were as follows:

                                                                      GROSS          GROSS       NET UNREALIZED
                                                                    UNREALIZED     UNREALIZED     APPRECIATION
                                                 IDENTIFIED COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                                 ---------------   ------------   ------------   --------------
Dow Jones U.S. Large Cap Growth Index Fund.....   $113,956,349     $  9,401,180    $3,907,198     $  5,493,982
Dow Jones U.S. Large Cap Value Index Fund......    101,483,989        8,468,940     5,849,458        2,619,482
Dow Jones U.S. Small Cap Growth Index Fund.....     47,472,028       10,575,757     2,096,249        8,479,508
Dow Jones U.S. Small Cap Value Index Fund......     88,616,253       11,140,269     6,253,442        4,886,827
Dow Jones Global Titans Index Fund.............     87,448,428        7,745,420     4,309,188        3,436,232
Wilshire REIT Index Fund.......................    687,806,980      110,403,319     2,942,219      107,461,100
Morgan Stanley Technology Index Fund...........     56,768,064        2,746,739     6,591,661       (3,844,922)
Total Market ETF Fund..........................     97,288,672       16,179,360     7,349,059        8,830,301
SPDR O-Strip ETF...............................     52,665,481        2,323,488     3,035,250         (711,762)

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.streettracks.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS Series Trust

By:      /s/ James E. Ross
         -----------------
         James E. Ross
         President

By:      /s/ Gary L. French
         -----------------
         Gary L. French
         Treasurer

Date:    November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ James E. Ross
         -----------------
         James E. Ross
         President

By:      /s/ Gary L. French
         -----------------
         Gary L. French
         Treasurer

Date:    November 22, 2005